UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                   FROST CORE GROWTH EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                                Shares             Value
-----------                                            --------------   ----------------
COMMON STOCK -- 82.9%
CONSUMER DISCRETIONARY -- 3.9%
   Comcast, Cl A                                              265,701   $      4,187,447
   Walt Disney                                                140,092          3,628,383
                                                                        ----------------
                                                                               7,815,830
                                                                        ----------------
CONSUMER STAPLES -- 10.8%
   Costco Wholesale                                            35,060          1,998,771
   CVS Caremark                                               213,375          6,539,944
   PepsiCo                                                     86,135          4,910,556
   Procter & Gamble                                           128,113          8,268,413
                                                                        ----------------
                                                                              21,717,684
                                                                        ----------------
ENERGY -- 7.4%
   ConocoPhillips                                              80,629          4,194,321
   Halliburton                                                102,770          2,033,818
   Petroleo Brasileiro ADR                                     77,118          2,073,703
   Schlumberger                                                60,382          3,118,730
   Ultra Petroleum*                                            74,970          3,489,854
                                                                        ----------------
                                                                              14,910,426
                                                                        ----------------
FINANCIALS -- 10.3%
   Aflac                                                       73,190          3,240,853
   American Express                                           122,216          3,360,940
   Charles Schwab                                             170,780          3,265,314
   Janus Capital Group                                        227,310          2,668,619
   JPMorgan Chase                                             118,540          4,889,775
   Marsh & McLennan                                           108,740          3,188,257
                                                                        ----------------
                                                                              20,613,758
                                                                        ----------------
HEALTH CARE -- 20.7%
   Allergan                                                   110,788          4,394,960
   Becton Dickinson                                            87,477          6,070,904
   Genentech*                                                  69,810          5,790,041
   Gilead Sciences*                                           234,160         10,736,236
   Intuitive Surgical*                                         18,829          3,253,463
   NuVasive* (A)                                              170,334          8,021,028
   Zimmer Holdings*                                            70,335          3,265,654
                                                                        ----------------
                                                                              41,532,286
                                                                        ----------------
INDUSTRIALS -- 9.5%
   Caterpillar                                                 82,819          3,161,201
   Emerson Electric                                           114,614          3,751,316
   Foster Wheeler*                                             57,586          1,577,857
   General Dynamics                                            62,481          3,768,854
   General Electric                                           175,296          3,420,025
   Goodrich                                                    93,545          3,420,005
                                                                        ----------------
                                                                              19,099,258
                                                                        ----------------
INFORMATION TECHNOLOGY -- 18.2%
   Apple*                                                      43,707          4,702,436
   Automatic Data Processing                                  109,910          3,841,354
   Cisco Systems*                                             258,820          4,599,232
   Cognizant Technology Solutions, Cl A*                      234,116          4,495,027
   Google, Cl A*                                               13,415          4,820,814
   Hewlett-Packard                                             97,880          3,746,846
   Microsoft                                                  197,514          4,410,488
   Oracle*                                                    320,990          5,870,907
                                                                        ----------------
                                                                              36,487,104
                                                                        ----------------
MATERIALS -- 2.1%
   Freeport-McMoRan Copper & Gold                              52,563          1,529,583
   Monsanto                                                    31,302          2,785,252
                                                                        ----------------
                                                                               4,314,835
                                                                        ----------------
Total Common Stock (Cost $199,183,514)                                       166,491,181
                                                                        ----------------

                                                           Shares/
Description                                              Face Amount          Value
-----------                                            --------------   ----------------
EXCHANGE TRADED FUND -- 5.0%
   SPDR S&P Retail Fund (A)                                   176,590   $      4,080,995
   Technology Select Sector SPDR Fund                         358,700          5,972,355
                                                                        ----------------
Total Exchange Traded Fund
      (Cost $10,880,226)                                                      10,053,350
                                                                        ----------------
CASH EQUIVALENTS ** -- 13.1%
   AIM Liquid Asset Money Fund, 2.804% (B)                    124,597            124,597
   AIM STIT-Government & Agency Portfolio, 1.150%           7,300,637          7,300,637
   American Beacon Select Money Market Fund, 0.000%        17,674,862         17,674,862
   Goldman Sachs Government Fund, 1.809% (B)                  519,154            519,154
   JP Morgan Prime Money Market Fund, 2.665% (B)               83,065             83,065
   JP Morgan U.S. Government Money Market Fund,
         1.697% (B)                                           519,154            519,154
   Merrill Lynch Select Institutional Fund,
         3.101% (B)                                           124,596            124,596
                                                                        ----------------
Total Cash Equivalents (Cost $26,346,065)                                     26,346,065
                                                                        ----------------
REPURCHASE AGREEMENTS (B) -- 1.3%
   Greenwich Capital
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $52,801
      (collateralized by a mortgage obligation, par
      value $69,982, 5.520%, 02/25/37, with a
      total market value $55,588)                      $       52,799             52,799

   HSBC Securities
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $1,661,362
      (collateralized by various corporate
      obligations, ranging in par value
      $166-$622,985, 0.000%-5.950%,
      02/01/09-12/17/46, with a total market value
      $1,742,717)                                           1,661,293          1,661,293

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                   FROST CORE GROWTH EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Merrill Lynch
      0.400%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $830,674
      (collateralized by various corporate
      obligations, ranging in par value
      $1,204-$826,493, 4.900%-6.900%,
      10/01/12-12/15/17, with a total market value
      $872,253)                                        $      830,646   $        830,646
                                                                        ----------------
Total Repurchase Agreements
      (Cost $2,544,738)                                                        2,544,738
                                                                        ----------------

Total Investments -- 102.3%
   (Cost $238,954,543) +                                                $    205,435,334
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $200,824,474.

*    NON-INCOME PRODUCING SECURITY.
**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 WAS $3,821,603.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $3,915,304.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $238,954,543, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,198,851 AND $(47,718,060), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                FROST DIVIDEND VALUE EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                                Shares             Value
-----------                                            --------------   ----------------
COMMON STOCK -- 81.3%
CONSUMER DISCRETIONARY -- 1.0%
   Brands                                                     118,560   $      1,420,349
                                                                        ----------------
CONSUMER STAPLES -- 14.0%
   Coca-Cola                                                   58,020          2,556,361
   Colgate-Palmolive                                           41,360          2,595,754
   ConAgra Foods                                              235,063          4,094,797
   Diageo ADR                                                  50,377          3,132,946
   Kimberly-Clark                                              52,090          3,192,596
   Philip Morris International                                123,473          5,367,371
                                                                        ----------------
                                                                              20,939,825
                                                                        ----------------
ENERGY -- 7.1%
   Patterson-UTI Energy                                       308,847          4,098,400
   Petroleo Brasileiro ADR                                    105,925          2,848,323
   Spectra Energy                                             186,730          3,609,491
                                                                        ----------------
                                                                              10,556,214
                                                                        ----------------
FINANCIALS -- 19.0%
   Allstate                                                    77,420          2,043,114
   Bank of America                                            146,436          3,539,358
   BB&T (A)                                                   106,548          3,819,746
   HSBC Holdings ADR                                           57,400          3,386,600
   JPMorgan Chase                                             145,446          5,999,647
   PNC Financial Services Group                                22,014          1,467,673
   US Bancorp                                                 150,560          4,488,194
   Wells Fargo                                                108,020          3,678,081
                                                                        ----------------
                                                                              28,422,413
                                                                        ----------------
HEALTH CARE -- 8.6%
   Johnson & Johnson                                           72,786          4,464,693
   Merck                                                      131,974          4,084,595
   Novartis ADR                                                28,310          1,443,527
   Pfizer                                                     163,130          2,889,032
                                                                        ----------------
                                                                              12,881,847
                                                                        ----------------
INDUSTRIALS -- 10.5%
   Eaton                                                       65,422          2,917,821
   Emerson Electric                                            63,690          2,084,574
   Honeywell International                                     61,570          1,874,807
   Northrop Grumman                                            86,713          4,065,973
   Raytheon                                                    93,645          4,786,196
                                                                        ----------------
                                                                              15,729,371
                                                                        ----------------
INFORMATION TECHNOLOGY -- 4.7%
   Intel                                                       95,220          1,523,520
   Nokia ADR                                                  201,014          3,051,392
   Taiwan Semiconductor Manufacturing ADR                     303,064          2,503,309
                                                                        ----------------
                                                                               7,078,221
                                                                        ----------------
MATERIALS -- 4.2%
   Air Products & Chemicals                                    52,377          3,044,675
   Alcoa                                                       50,135            577,054
   EI Du Pont de Nemours                                       84,193          2,694,176
                                                                        ----------------
                                                                               6,315,905
                                                                        ----------------
TELECOMMUNICATION SERVICES -- 8.3%
   AT&T                                                       220,285          5,897,029
   China Mobile ADR                                            36,655          1,608,788
   Verizon Communications                                      50,510          1,498,632
   Vodafone Group ADR                                         176,745          3,405,876
                                                                        ----------------
                                                                              12,410,325
                                                                        ----------------

                                                           Shares/
Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   UTILITIES -- 3.9%
   Dominion Resources                                          74,720   $      2,710,842
   FPL Group                                                   67,210          3,175,000
                                                                        ----------------
                                                                               5,885,842
                                                                        ----------------
Total Common Stock (Cost $149,360,043)                                       121,640,313
                                                                        ----------------
EXCHANGE TRADED FUND -- 2.9%
   Health Care Select Sector SPDR Fund                        163,285          4,343,380
                                                                        ----------------
Total Exchange Traded Fund
      (Cost $5,331,864)                                                        4,343,380
                                                                        ----------------
CASH EQUIVALENTS * -- 18.1%
   AIM Liquid Asset Money Fund, 2.804% (B)                    122,065            122,065
   AIM STIT-Government & Agency Portfolio, 1.150%          13,683,823         13,683,823
   American Beacon Select Money Market Fund, 0.000%        11,978,562         11,978,562
   Goldman Sachs Government Fund, 1.809% (B)                  508,602            508,602
   JP Morgan Prime Money Market Fund, 2.665% (B)               81,376             81,376
   JP Morgan U.S. Government Money Market Fund,
      1.697% (B)                                              508,602            508,602
   Merrill Lynch Select Institutional Fund,
      3.101% (B)                                              122,065            122,065
                                                                        ----------------
Total Cash Equivalents (Cost $27,005,095)                                     27,005,095
                                                                        ----------------
REPURCHASE AGREEMENTS (B) -- 1.7%
   Greenwich Capital
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $51,728
      (collateralized by a mortgage obligation, par
      value $68,560, 5.520%, 02/25/37, with a
      total market value $54,458)                      $       51,726             51,726

   HSBC Securities
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $1,627,596
      (collateralized by various corporate
      obligations, ranging in par value
      $163-$610,323, 0.000%-5.950%,
      02/01/09-12/17/46, with a total market
      value $1,707,297)                                     1,627,528          1,627,528

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                FROST DIVIDEND VALUE EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Merrill Lynch
      0.400%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $813,791
      (collateralized by various corporate
      obligations, ranging in par value
      $1,180-$809,695, 4.900%-6.900%,
      10/01/12-12/15/17, with a total market value
      $854,525)                                        $      813,764   $        813,764
                                                                        ----------------
Total Repurchase Agreements
      (Cost $2,493,018)                                                        2,493,018
                                                                        ----------------

Total Investments -- 104.0%
   (Cost $184,190,020) +                                                $    155,481,806
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $149,450,843.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 WAS $3,658,858.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $3,835,728.

ADR -- AMERICAN DEPOSITARY RECEIPT
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $184,190,020, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,431,899 AND $(32,140,113), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                   FROST STRATEGIC BALANCED FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                                Shares             Value
-----------                                            --------------   ----------------
EXCHANGE TRADED FUND -- 48.6%
   iShares Lehman Aggregate Bond Fund                           4,490   $        431,848
   iShares Lehman Treasury Inflation-Protected
    Securities Fund (A)                                         6,218            572,678
   iShares MSCI EAFE Index Fund                                41,618          1,856,995
   iShares MSCI Emerging Markets Index Fund                    22,560            575,054
   iShares S&P 500 Growth Index Fund                           24,680          1,170,079
   iShares S&P MidCap 400 Index Fund                            9,852            561,072
   SPDR Trust Series 1                                         19,481          1,886,345
   Vanguard Health Care Fund                                   10,630            493,126
   Vanguard Large Cap Fund                                     61,180          2,666,836
   Vanguard Mid-Cap Fund                                        9,173            424,801
   Vanguard Small Cap Fund                                     13,803            643,358
                                                                        ----------------
Total Exchange Traded Fund
    (Cost $15,970,680)                                                        11,282,192
                                                                        ----------------
REGISTERED INVESTMENT COMPANY -- 40.2%
   American Century International Bond Fund                    39,509            516,385
   Cohen & Steers Institutional Reality Shares                 12,539            335,418
   Cohen & Steers International Realty Shares                  65,454            583,195
   PIMCO Foreign Bond Fund                                     57,029            535,506
   PIMCO Total Return Fund                                    701,715          7,115,387
   Vanguard Short-Term Investment Grade Fund                   23,986            231,941
                                                                        ----------------
Total Registered Investment Company
    (Cost $10,486,015)                                                         9,317,832
                                                                        ----------------
CLOSED-END FUND -- 2.2%
   Macquarie Global Infrastructure Total Return Fund           39,335            514,502
                                                                        ----------------
Total Closed-End Fund (Cost $933,439)                                            514,502
                                                                        ----------------
COMMON STOCK -- 2.2%
HEALTH CARE -- 0.7%
   AmerisourceBergen, Cl A                                      1,960             61,289
   Cardinal Health                                              1,417             54,129
   McKesson                                                     1,515             55,737
                                                                        ----------------
                                                                                 171,155
                                                                        ----------------
MATERIALS -- 1.5%
   BHP Billiton ADR (A)                                         4,720            183,514
   Rio Tinto ADR                                                  808            150,183
                                                                        ----------------
                                                                                 333,697
                                                                        ----------------
Total Common Stock (Cost $1,153,793)                                             504,852
                                                                        ----------------
CASH EQUIVALENTS * -- 9.4%
   AIM Liquid Asset Money Fund, 2.804% (B)                      7,558              7,558
   AIM STIT-Government & Agency Portfolio, 1.150%             356,685            356,685
   American Beacon Select Money Market Fund, 0.000%         1,748,875          1,748,875

                                                           Shares/
Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Goldman Sachs Government Fund, 1.809% (B)                   31,492   $         31,492
   JP Morgan Prime Money Market Fund, 2.665% (B)                5,039              5,039
   JP Morgan U.S. Government Money Market Fund,
         1.697% (B)                                            31,491             31,491
   Merrill Lynch Select Institutional Fund,
         3.101% (B)                                             7,558              7,558
                                                                        ----------------
Total Cash Equivalents (Cost $2,188,698)                                       2,188,698
                                                                        ----------------
REPURCHASE AGREEMENTS (B) -- 0.7%
   Greenwich Capital
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $3,203
      (collateralized by a mortgage obligation, par
      value $4,245, 5.520%, 02/25/37, with a total
      market value $3,372)                             $        3,203              3,203

   HSBC Securities
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $100,776
      (collateralized by various corporate
      obligations, ranging in par value $10-$37,790,
      0.000%-5.950%, 02/01/09-12/17/46, with a
      total market value $105,712)                            100,773            100,773

   Merrill Lynch
      0.400%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $50,388
      (collateralized by various corporate
      obligations, ranging in par value $73-$50,135,
      4.900%-6.900%, 10/01/12-12/15/17, with a
      total market value $52,910)                              50,386             50,386
                                                                        ----------------
Total Repurchase Agreements
      (Cost $154,362)                                                            154,362
                                                                        ----------------

Total Investments -- 103.3%
   (Cost $30,886,987) +                                                 $     23,962,438
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $23,206,284.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 WAS $230,609.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $237,500.

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                   FROST STRATEGIC BALANCED FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
EAFE -- EUROPE, AUSTRALAISA, AND FAR EAST
MSCI -- MORGAN STANLEY COMPOSITE INDEX
S&P -- STANDARD & POOR'S
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $30,886,987, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $0 AND $(6,924,549), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                         FROST KEMPNER MULTI-CAP
                                                          DEEP VALUE EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                                Shares             Value
-----------                                            --------------   ----------------
COMMON STOCK -- 93.4%
CONSUMER DISCRETIONARY -- 11.1%
   American Eagle Outfitters (A)                               66,100   $        735,032
   Best Buy                                                    64,100          1,718,521
   Gannett (A)                                                235,500          2,590,500
   Home Depot                                                 100,700          2,375,513
   JC Penney                                                  157,100          3,757,832
   Nissan Motor ADR (A)                                       268,391          2,579,237
   Staples                                                    101,300          1,968,259
                                                                        ----------------
                                                                              15,724,894
                                                                        ----------------
CONSUMER STAPLES -- 4.5%
   Archer-Daniels-Midland                                     240,600          4,987,638
   Sara Lee                                                   119,400          1,334,892
                                                                        ----------------
                                                                               6,322,530
                                                                        ----------------
ENERGY -- 1.2%
   ENSCO International                                         45,506          1,729,683
                                                                        ----------------
FINANCIALS -- 21.9%
   Allstate                                                   126,200          3,330,418
   American International Group                                79,600            152,036
   Annaly Capital Management++                                343,600          4,776,040
   Bank of America                                            193,830          4,684,871
   Barclays ADR (A)                                           163,800          1,764,126
   Genworth Financial, Cl A                                   133,700            647,108
   Lincoln National                                            35,567            613,175
   Marsh & McLennan                                           303,700          8,904,484
   RenaissanceRe Holdings                                      98,200          4,507,380
   XL Capital, Cl A (A)                                       151,250          1,467,125
                                                                        ----------------
                                                                              30,846,763
                                                                        ----------------
HEALTH CARE -- 4.3%
   Johnson & Johnson                                           21,900          1,343,346
   Teva Pharmaceutical Industries ADR                          40,500          1,736,640
   Wyeth                                                       93,600          3,012,048
                                                                        ----------------
                                                                               6,092,034
                                                                        ----------------
INDUSTRIALS -- 13.5%
   Arkansas Best (A)                                          143,600          4,191,684
   Boeing                                                      73,000          3,815,710
   Carlisle (A)                                               100,400          2,334,300
   Caterpillar                                                 32,000          1,221,440
   Dover                                                      131,800          4,187,286
   Granite Construction (A)                                    18,100            645,627
   Ingersoll-Rand, Cl A                                       140,400          2,590,380
                                                                        ----------------
                                                                              18,986,427
                                                                        ----------------
INFORMATION TECHNOLOGY -- 10.9%
   Black Box                                                   99,456          3,024,457
   Canon ADR (A)                                               35,700          1,223,439
   International Business Machines                             53,200          4,946,004
   Nokia ADR                                                  299,400          4,544,892
   Technitrol (A)                                             273,600          1,578,672
                                                                        ----------------
                                                                              15,317,464
                                                                        ----------------
MATERIALS -- 6.9%
   Alcoa                                                      117,200          1,348,972
   Dow Chemical                                               126,300          3,368,421
   PPG Industries                                              55,900          2,771,522
   Vulcan Materials (A)                                        42,000          2,279,760
                                                                        ----------------
                                                                               9,768,675
                                                                        ----------------
TELECOMMUNICATION SERVICES -- 14.3%
   AT&T                                                       306,092          8,194,083
   Nippon Telegraph & Telephone ADR                           328,100          6,676,835
   Verizon Communications                                     178,700          5,302,029
                                                                        ----------------
                                                                              20,172,947
                                                                        ----------------

                                                           Shares/
Description                                              Face Amount          Value
-----------                                            --------------   ----------------
UTILITIES -- 4.8%
   Consolidated Edison                                        110,600   $      4,791,192
   Southern Union (A)                                         115,300          1,985,466
                                                                        ----------------
                                                                               6,776,658
                                                                        ----------------
Total Common Stock (Cost $197,417,113)                                       131,738,075
                                                                        ----------------
CASH EQUIVALENTS * -- 9.0%
   AIM Liquid Asset Money Fund, 2.804% (B)                    304,874            304,874
   BlackRock Liquidity Funds Treasury Trust Fund
      Portfolio, 0.640%                                     9,301,206          9,301,206
   Goldman Sachs Government Fund, 1.809% (B)                1,270,307          1,270,307
   JP Morgan Prime Money Market Fund, 2.665% (B)              203,249            203,249
   JP Morgan U.S. Government Money Market Fund,
      1.697% (B)                                            1,270,308          1,270,308
   Merrill Lynch Select Institutional Fund,
      3.101% (B)                                              304,873            304,873
                                                                        ----------------
Total Cash Equivalents (Cost $12,654,817)                                     12,654,817
                                                                        ----------------
REPURCHASE AGREEMENTS (B) -- 4.4%
   Greenwich Capital
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $129,199
      (collateralized by a mortgage obligation, par
      value $171,237, 5.520%, 02/25/37, with a
      total market value $136,017)                     $      129,194            129,194

   HSBC Securities
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $4,065,152
      (collateralized by various corporate
      obligations, ranging in par value
      $406-$1,524,369, 0.000%-5.950%,
      02/01/09-12/17/46, with a total market value
      $4,264,219)                                           4,064,983          4,064,983

   Merrill Lynch
      0.400%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $2,032,560
      (collateralized by various corporate
      obligations, ranging in par value
      $2,947-$2,022,329, 4.900%-6.900%,
      10/01/12-12/15/17, with a total market value
      $2,134,299)                                           2,032,492          2,032,492
                                                                        ----------------
Total Repurchase Agreements
      (Cost $6,226,669)                                                        6,226,669
                                                                        ----------------

Total Investments -- 106.8%
   (Cost $216,298,599) +                                                $    150,619,561
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $141,064,174.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.
++   REAL ESTATE INVESTMENT TRUST

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                         FROST KEMPNER MULTI-CAP
                                                          DEEP VALUE EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 WAS $9,236,094.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $9,580,280.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $216,298,599, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,631,299 AND $(70,310,337), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                          FROST HOOVER SMALL MID-CAP EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                                Shares             Value
-----------                                            --------------   ----------------
COMMON STOCK -- 93.8%
CONSUMER DISCRETIONARY -- 19.1%
   99 Cents Only Stores*                                       22,100   $        269,620
   Aaron Rents                                                 14,300            354,497
   Abercrombie & Fitch, Cl A                                   27,800            805,088
   Aeropostale*                                                30,400            735,984
   Carter's*                                                   38,800            824,112
   Coach*                                                      39,800            819,880
   DeVry                                                       28,200          1,598,658
   Dollar Tree* (A)                                            37,500          1,425,750
   Family Dollar Stores                                        51,300          1,380,483
   Foot Locker                                                 89,800          1,312,876
   Hibbett Sports* (A)                                         39,000            694,590
   ITT Educational Services*                                   14,800          1,297,220
   Jack in the Box*                                            36,900            741,690
   JOS A Bank Clothiers* (A)                                   30,500            776,835
   Men's Wearhouse (A)                                         28,800            440,352
   Panera Bread, Cl A*                                         11,000            496,320
   Pool                                                        23,000            400,430
   WMS Industries*                                             60,700          1,517,500
                                                                        ----------------
                                                                              15,891,885
                                                                        ----------------
CONSUMER STAPLES -- 3.2%
   BJ's Wholesale Club*                                        18,400            647,680
   Flowers Foods(A)                                            42,100          1,248,265
   Hain Celestial Group* (A)                                   34,400            799,456
                                                                        ----------------
                                                                               2,695,401
                                                                        ----------------
ENERGY -- 14.1%
   Cabot Oil & Gas                                             17,200            482,804
   CARBO Ceramics                                              15,400            666,358
   Carrizo Oil & Gas*                                          17,000            397,630
   Comstock Resources*                                         18,200            899,444
   Concho Resources* (A)                                       22,100            469,625
   Continental Resources*                                      32,600          1,055,914
   Forest Oil*                                                 15,300            446,913
   Helmerich & Payne                                           12,600            432,306
   Key Energy Services*                                        18,400            114,080
   Matrix Service*                                             45,500            557,375
   Oceaneering International*                                  14,300            402,831
   Peabody Energy                                              27,000            931,770
   PetroHawk Energy*                                           31,700            600,715
   Southwestern Energy*                                        26,600            947,492
   St. Mary Land & Exploration                                 17,000            423,130
   Superior Energy Services*                                    9,400            200,408
   Tidewater                                                   21,900            955,059
   Unit*                                                       12,200            457,988
   Walter Industries                                           10,300            399,125
   Willbros Group* (A)                                         55,200            855,048
                                                                        ----------------
                                                                              11,696,015
                                                                        ----------------
FINANCIALS -- 14.0%
   American Campus Communities++                               17,500            454,650
   Corporate Office Properties Trust++                         25,500            792,795
   Digital Realty Trust++                                      14,600            488,808
   Entertainment Properties Trust++                             4,500            168,525
   Essex Property Trust++ (A)                                   7,700            749,210
   Federated Investors, Cl B (A)                               41,300            999,460
   First Niagara Financial Group                               56,200            886,274
   Glacier Bancorp                                             28,600            576,862
   Hancock Holding (A)                                         16,900            746,304
   Hudson City Bancorp                                         47,400            891,594
   Investment Technology Group*                                38,900            793,949
   KBW* (A)                                                    26,500            775,920
   Omega Healthcare Investors++                                 5,800             87,406

Description                                                Shares             Value
-----------                                            --------------   ----------------
   optionsXpress Holdings                                      24,500   $        435,120
   Prosperity Bancshares                                       25,200            836,892
   Signature Bank NY*                                          35,000          1,140,300
   SVB Financial Group*                                        15,600            802,620
                                                                        ----------------
                                                                              11,626,689
                                                                        ----------------
HEALTH CARE -- 10.5%
   American Medical Systems Holdings* (A)                       6,900             74,658
   AMERIGROUP* (A)                                             38,100            952,500
   Cerner* (A)                                                 22,800            848,844
   Gen-Probe*                                                  12,800            602,368
   Haemonetics*                                                14,200            838,652
   Illumina*                                                   29,800            918,734
   Immucor*                                                    27,800            738,090
   Kendle International*                                        9,300            168,051
   Kindred Healthcare*                                         20,100            291,249
   Magellan Health Services*                                   22,200            820,068
   Parexel International*                                      36,000            374,400
   Perrigo                                                     11,900            404,600
   Pharmaceutical Product Development                          43,000          1,332,140
   United Therapeutics* (A)                                     4,300            375,089
                                                                        ----------------
                                                                               8,739,443
                                                                        ----------------
INDUSTRIALS -- 19.7%
   AGCO*                                                       14,000            441,280
   Ametek                                                      16,900            561,925
   Bucyrus International, Cl A                                 15,900            383,667
   Clean Harbors* (A)                                           8,000            524,560
   CoStar Group* (A)                                           16,500            594,330
   Curtiss-Wright                                              17,900            660,510
   Esterline Technologies*                                     22,700            818,335
   Gardner Denver*                                             16,900            432,978
   Geo Group*                                                  24,700            436,202
   Healthcare Services Group (A)                               40,350            668,196
   Hexcel*                                                     22,800            300,960
   Huron Consulting Group* (A)                                 18,200            989,534
   Jacobs Engineering Group*                                   20,800            757,744
   Knight Transportation (A)                                   29,900            475,410
   Landstar System                                             34,300          1,323,637
   MasTec* (A)                                                 39,800            347,056
   McDermott International*                                    47,000            805,110
   MSC Industrial Direct, Cl A                                  5,200            186,472
   Navigant Consulting* (A)                                    48,100            777,777
   Otter Tail (A)                                              34,900            819,452
   Tetra Tech*                                                 56,100          1,233,639
   Valmont Industries                                           6,400            350,592
   Wabtec                                                      17,100            679,896
   Waste Connections*                                          25,500            863,175
   Woodward Governor                                           30,500            979,050
                                                                        ----------------
                                                                              16,411,487
                                                                        ----------------
INFORMATION TECHNOLOGY -- 9.7%
   Ansys*                                                      14,300            409,409
   CACI International, Cl A*                                   23,100            951,258
   Cypress Semiconductor* (A)                                  79,500            398,295
   Digital River*                                              34,600            857,388
   F5 Networks*                                                15,600            387,192
   Factset Research Systems (A)                                 9,500            368,505
   FEI*                                                        16,500            346,665
   Mantech International, Cl A*                                14,800            798,312
   Microchip Technology                                        23,100            568,953
   Polycom*                                                    55,300          1,161,853
   Riverbed Technology*                                        32,000            400,960
   Viasat*                                                     31,900            581,218

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                          FROST HOOVER SMALL MID-CAP EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)


                                                           Shares/
Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Websense*                                                   44,300   $        864,736
                                                                        ----------------
                                                                               8,094,744
                                                                        ----------------
MATERIALS -- 3.0%
   Ferro                                                        6,400             99,072
   Lubrizol                                                    10,700            402,106
   Pactiv*                                                     48,600          1,145,016
   Sensient Technologies                                       14,900            375,927
   Steel Dynamics                                              40,300            480,376
                                                                        ----------------
                                                                               2,502,497
                                                                        ----------------
UTILITIES -- 0.5%
   Avista (A)                                                  22,400            444,864
                                                                        ----------------
Total Common Stock (Cost $83,872,904)                                         78,103,025
                                                                        ----------------
CASH EQUIVALENTS ** -- 12.5%
   AIM Liquid Asset Money Fund,
      2.804% (B)                                              221,115            221,115
   AIM STIT-Government & Agency
      Portfolio, 1.150%                                     5,479,452          5,479,452
   American Beacon Select Money Market
      Fund, 0.000%                                          2,481,689          2,481,689
   Goldman Sachs Government Fund,
      1.809% (B)                                              921,314            921,314
   JP Morgan Prime Money Market Fund,
      2.665% (B)                                              147,411            147,411
   JP Morgan U.S. Government Money
      Market Fund, 1.697% (B)                                 921,314            921,314
   Merrill Lynch Select Institutional Fund,
      3.101% (B)                                              221,116            221,116
                                                                        ----------------
Total Cash Equivalents (Cost $10,393,411)                                     10,393,411
                                                                        ----------------
REPURCHASE AGREEMENTS (B) -- 5.4%
   Greenwich Capital
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $93,704
      (collateralized by a mortgage obligation,
      par value $124,193, 5.520%, 02/25/37, with a
      total market value $98,649)                      $       93,700             93,700

  HSBC Securities
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $2,948,328
      (collateralized by various corporate
      obligations, ranging in par value
      $295-$1,105,577, 0.000%-5.950%,
      02/01/09-12/17/46, with a total market value
      $3,092,705)                                           2,948,205          2,948,205

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Merrill Lynch
      0.400%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $1,474,152
      (collateralized by various corporate
      obligations, ranging in par value
      $2,137-$1,466,732, 4.900%-6.900%,
      10/01/12-12/15/17, with a total market
      value $1,547,941)                                $    1,474,103   $      1,474,103
                                                                        ----------------
Total Repurchase Agreements
      (Cost $4,516,008)                                                        4,516,008
                                                                        ----------------

Total Investments -- 111.7%
   (Cost $98,782,323) +                                                 $     93,012,444
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $83,260,589.

*    NON-INCOME PRODUCING SECURITY.
**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.
++   REAL ESTATE INVESTMENT TRUST
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 WAS $6,659,065.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $6,948,278.

CL -- CLASS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $98,782,323, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,422,219 AND $(9,192,098), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                 FROST INTERNATIONAL EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                                Shares             Value
-----------                                            --------------   ----------------
COMMON STOCK -- 86.2%
BRAZIL -- 1.9%
   Empresa Brasileira de Aeronautica ADR                       89,200   $      1,866,064
   Redecard                                                   119,200          1,295,185
                                                                        ----------------
                                                                               3,161,249
                                                                        ----------------
CANADA -- 7.5%
   Canadian National Railway                                   75,600          3,271,082
   Canadian Natural Resources                                  47,700          2,399,201
   Canadian Oil Sands Trust                                    29,500            788,976
   Potash Corp. of Saskatchewan                                20,169          1,719,609
   Rogers Communications, Cl B                                142,040          4,110,139
                                                                        ----------------
                                                                              12,289,007
                                                                        ----------------
CHINA -- 2.9%
   China Life Insurance, Cl H                               1,098,800          2,936,598
   China Merchants Bank, Cl H                                 991,987          1,519,860
   Country Garden Holdings                                  1,150,234            204,335
                                                                        ----------------
                                                                               4,660,793
                                                                        ----------------
DENMARK -- 4.8%
   Carlsberg, Cl B                                             31,000          1,220,770
   Novo Nordisk, Cl B                                         105,042          5,632,174
   Vestas Wind Systems*                                        21,768            891,871
                                                                        ----------------
                                                                               7,744,815
                                                                        ----------------
FINLAND -- 3.7%
   Fortum                                                     110,245          2,709,077
   Nokia                                                      214,600          3,286,910
                                                                        ----------------
                                                                               5,995,987
                                                                        ----------------
FRANCE -- 10.8%
   Air Liquide                                                 19,237          1,659,869
   AXA                                                        159,600          3,048,658
   BNP Paribas                                                 50,100          3,616,873
   France Telecom                                              94,975          2,394,576
   Groupe Danone                                               56,900          3,167,881
   LVMH Moet Hennessy Louis Vuitton                            54,330          3,614,922
                                                                        ----------------
                                                                              17,502,779
                                                                        ----------------
GERMANY -- 3.5%
   E.ON                                                        72,007          2,698,143
   SAP                                                         84,577          2,960,804
                                                                        ----------------
                                                                               5,658,947
                                                                        ----------------
GREECE -- 2.0%
   National Bank of Greece                                    103,864          2,281,452
   OPAP                                                        43,690            953,848
                                                                        ----------------
                                                                               3,235,300
                                                                        ----------------
GUERNSEY -- 1.5%
   Amdocs*                                                    109,474          2,469,733
                                                                        ----------------
HONG KONG -- 2.9%
   China Mobile                                               347,415          3,058,582
   Hong Kong Exchanges and Clearing                           169,000          1,713,898
                                                                        ----------------
                                                                               4,772,480
                                                                        ----------------
ISRAEL -- 3.8%
   Teva Pharmaceutical Industries ADR                         144,264          6,186,040
                                                                        ----------------
JAPAN -- 7.3%
   Fanuc                                                       39,325          2,620,173
   Komatsu                                                    157,379          1,730,172
   Nintendo                                                    10,472          3,364,740

Description                                                Shares             Value
-----------                                            --------------   ----------------
   Toyota Motor                                               107,380   $      4,193,288
                                                                        ----------------
                                                                              11,908,373
                                                                        ----------------
MEXICO -- 2.5%
   America Movil ADR                                           73,768          2,282,382
   Wal-Mart de Mexico                                         687,500          1,850,447
                                                                        ----------------
                                                                               4,132,829
                                                                        ----------------
RUSSIA -- 2.4%
   Gazprom OAO ADR                                            122,600          2,441,344
   Rosneft Oil GDR                                            325,671          1,494,647
                                                                        ----------------
                                                                               3,935,991
                                                                        ----------------
SPAIN -- 1.9%
   Telefonica                                                 162,600          3,010,186
                                                                        ----------------
SWEDEN -- 2.1%
   Hennes & Mauritz, Cl B                                      94,642          3,395,689
                                                                        ----------------
SWITZERLAND -- 11.4%
   Givaudan                                                     2,670          1,819,377
   Logitech International*                                    111,586          1,663,582
   Nestle                                                     134,000          5,210,857
   Novartis                                                    51,320          2,604,901
   Roche Holding                                               32,923          5,034,810
   Swiss Reinsurance                                           55,356          2,308,548
                                                                        ----------------
                                                                              18,642,075
                                                                        ----------------
UNITED KINGDOM -- 12.2%
   ARM Holdings                                               965,600          1,504,523
   Carnival                                                   136,438          2,998,545
   Next                                                        38,294            650,464
   Reckitt Benckiser Group                                     97,112          4,105,172
   SABMiller                                                   99,323          1,576,609
   Smith & Nephew                                             341,100          3,121,214
   Standard Chartered                                         178,000          2,939,916
   Vodafone Group ADR                                         156,833          3,022,172
                                                                        ----------------
                                                                              19,918,615
                                                                        ----------------
UNITED STATES -- 1.1%
   Schlumberger                                                34,450          1,779,343
                                                                        ----------------
Total Common Stock (Cost $196,347,321)                                       140,400,231
                                                                        ----------------
CASH EQUIVALENTS ** -- 9.9%
   AIM STIT-Government & Agency
      Portfolio, 1.150%                                     9,994,875          9,994,875
   American Beacon Select Money Market
      Fund, 0.000%                                          6,105,255          6,105,255
                                                                        ----------------
Total Cash Equivalents
   (Cost $16,100,130)                                                         16,100,130
                                                                        ----------------

Total Investments -- 96.1%
   (Cost $212,447,451) +                                                $    156,500,361
                                                                        ================

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                 FROST INTERNATIONAL EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

A summary of the outstanding forward foreign currency contracts held by the Fund at October 31, 2008, is as follows:

                                                     UNREALIZED
SETTLEMENT       CURRENCY           CURRENCY        APPRECIATION
   DATE         TO DELIVER         TO RECEIVE      (DEPRECIATION)
----------   ----------------   ----------------   --------------
12/8/08      MXP   65,888,000   USD    6,268,719    $  1,198,281

12/8/08      USD    2,186,757   MXP   25,580,450        (218,203)

12/19/08     EUR   24,967,800   USD   36,555,515       4,783,694

12/19/08     USD   15,231,775   EUR   10,974,800      (1,266,212)

12/23/08     CHF    1,989,000   USD    1,904,680         187,704

12/29/08     GBP    5,280,000   USD    9,461,932       1,000,077
                                                    ------------
                                                    $  5,685,341
                                                    ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $162,858,293.

*    NON-INCOME PRODUCING SECURITY.
**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CHF -- SWISS FRANC
EUR -- EURO
GBP -- BRITISH POUND STERLING
GDR -- GLOBAL DEPOSITARY RECEIPT
MXP -- MEXICAN PESO
USD -- U.S. DOLLAR

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $212,447,451, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,742,911 AND $(60,690,001), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                    FROST LOW DURATION BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
ASSET-BACKED SECURITIES -- 38.7%
AUTOMOTIVE -- 28.7%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                              $    1,000,000   $        906,270
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A2
         5.420%, 08/08/11                                     227,985            219,254
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                                   3,280,733          3,217,085
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A3A
         5.490%, 07/06/12                                   1,350,000          1,294,021
   AmeriCredit Automobile Receivables
      Trust, Ser 2008-AF, Cl A1
         2.694%, 06/12/09                                     373,187            372,356
   BMW Vehicle Owner Trust, Ser 2006-
      A, Cl B
         5.190%, 06/25/13                                   1,000,000            877,526
   Capital One Auto Finance Trust,
      Ser 2005-C, Cl A4A
         4.710%, 06/15/12                                     540,905            501,259
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         4.570%, 11/17/08 (A)                               1,000,000            894,942
   Capital One Auto Finance Trust,
      Ser 2007-B, Cl A3A
         5.030%, 04/15/12                                   1,847,594          1,775,954
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                                   1,000,000            803,684
   Capital One Prime Auto Receivables
      Trust, Ser 2005-1, Cl B
         4.580%, 08/15/12                                   1,000,000            910,477
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                                   1,700,000          1,508,879
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                                   2,800,000          2,363,631
   Carmax Auto Owner Trust, Ser 2007-1,
      Cl A3
         5.240%, 07/15/11                                   1,500,000          1,482,225
   CPS Auto Trust, Ser 2005-A, Cl A2
         4.780%, 10/15/11 (B)                               1,464,155          1,396,448
   Drive Auto Receivables Trust, Ser 2005-
      2, Cl A3
         4.260%, 10/15/12 (B)                                 509,858            488,037
   Drive Auto Receivables Trust, Ser 2006-
      2, Cl A3
         5.330%, 04/15/14 (B)                                 500,000            469,776
   Fifth Third Auto Trust, Ser 2008-1,
      Cl A4A
         4.810%, 01/15/13                                   2,500,000          2,366,320
   Harley-Davidson Motorcycle Trust,
      Ser 2008-1, Cl A4
         4.900%, 12/15/13                                   1,000,000            930,941
   Household Automotive Trust, Ser 2005-
      3, Cl A4
         4.940%, 11/19/12                                   2,000,000          1,885,186
   Household Automotive Trust, Ser 2006-
      2, Cl A4
         5.670%, 06/17/13                                     500,000            460,752

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Household Automotive Trust, Ser 2007-
      1, Cl A3
         5.300%, 11/17/11                              $    4,852,915   $      4,708,820
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A4
         4.610%, 11/17/08 (A)                               1,000,000            836,902
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A3
         5.050%, 09/15/11                                   1,358,392          1,341,812
   Triad Auto Receivables Owner Trust,
      Ser 2005-A, Cl A4
         4.220%, 06/12/12                                     784,324            733,838
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                                   5,012,000          4,363,090
   USAA Auto Owner Trust, Ser 2006-2,
      Cl B
         5.620%, 01/15/13                                   1,295,000          1,091,525
   Volkswagen Auto Loan Enhanced Trust,
      Ser 2008-1, Cl A1
         2.840%, 05/20/09                                     226,623            226,739
   Wachovia Auto Loan Owner Trust,
      Ser 2008-1, Cl A3
         4.270%, 04/20/12                                   2,000,000          1,884,706
                                                                        ----------------
                                                                              40,312,455
                                                                        ----------------
CREDIT CARDS -- 8.6%
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
         5.590%, 11/17/14                                   2,000,000          1,807,239
   Capital One Multi-Asset Execution
      Trust, Ser 2004-B6, Cl B6
         4.150%, 07/16/12                                   1,500,000          1,429,460
   Chase Issuance Trust, Ser 2008-A4,
      Cl A4
         4.650%, 03/15/15                                   2,500,000          2,112,027
   Citibank
         4.430%, 12/08/08 (A)                                 750,000            650,946
   Citibank Credit Card Issuance Trust,
      Ser 2005-A7, Cl A7
         4.750%, 10/22/12                                     875,000            827,052
   GE Capital Credit Card Master Note
      Trust, Ser 2007-A, Cl A
         4.600%, 11/17/08 (A)                               2,000,000          1,556,867
   Household Credit Card Master Note
      Trust I, Ser 2006-1, Cl A
         5.100%, 06/15/12                                   3,000,000          2,898,015
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                                   1,000,000            791,373
                                                                        ----------------
                                                                              12,072,979
                                                                        ----------------
OTHER ASSET-BACKED SECURITIES -- 1.4%
   CNH Equipment Trust, Ser 2008-B,
      Cl A1
         2.917%, 06/12/09                                     213,354            213,543
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         4.810%, 11/17/08 (A)                               1,000,000            829,110
   John Deere Owner Trust, Ser 2008-A,
      Cl A4
         4.890%, 03/16/15                                   1,000,000            935,568
                                                                        ----------------
                                                                               1,978,221
                                                                        ----------------
Total Asset-Backed Securities
      (Cost $57,802,828)                                                      54,363,655
                                                                        ----------------

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                    FROST LOW DURATION BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 28.1%
   FAMC
      3.875%, 08/19/11                                 $    4,250,000   $      4,294,621
   FFCB
      5.300%, 04/21/20                                      1,000,000            954,591
      4.820%, 10/12/12(C)                                   5,500,000          5,645,827
      4.400%, 01/03/13                                      1,935,000          1,950,709
   FHLB
      6.700%, 07/22/14                                        500,000            549,029
      5.100%, 04/02/18                                      2,000,000          1,898,306
      4.250%, 06/11/10(C)                                   6,000,000          6,090,546
   FHLMC
      5.500%, 08/20/12                                      1,900,000          2,005,311
      5.125%, 08/23/10                                      1,000,000          1,036,241
      4.125%, 10/18/10(C)                                   6,000,000          6,125,472
   FNMA
      5.000%, 10/15/11(C)                                   1,000,000          1,042,302
   Tennessee Valley Authority
      5.625%, 01/18/11(C)                                   5,500,000          5,745,030
   Tennessee Valley Authority, Ser G
      5.375%, 11/13/08                                      2,075,000          2,076,266
                                                                        ----------------
Total U.S. Government Agency Obligation
      (Cost $38,726,143)                                                      39,414,251
                                                                        ----------------
MUNICIPAL BONDS -- 9.3%
   Baltimore, Public Improvements
      Authority, Ser B, GO, FGIC
         7.500%, 10/15/10                                     900,000            947,466
   Mississippi State, GO
         7.000%, 10/01/09                                   3,490,000          3,599,062
   South Texas, Detention Complex Local
      Development Authority, RB, MBIA
         4.340%, 02/01/11                                   1,865,000          1,810,337
   Texas State, Ser B, GO
         2.910%, 08/01/09                                     450,000            448,034
   Texas State, Veterans Housing
      Assistance Project, Ser A-1, GO
      Callable 12/01/09 @ 100
         7.000%, 12/01/10                                     890,000            904,293
   Texas State, Veterans Housing Funding
      II Project, Ser D, GO, VA GTD
         7.150%, 12/01/09                                   5,115,000          5,295,355
                                                                        ----------------
Total Municipal Bonds
   (Cost $12,894,300)                                                         13,004,547
                                                                        ----------------
CORPORATE OBLIGATIONS -- 9.2%
CONSUMER DISCRETIONARY -- 1.7%
   Home Depot
         4.625%, 08/15/10                                   2,475,000          2,328,965
                                                                        ----------------
ENERGY -- 0.2%
   General Electric Capital, Ser MTN
         5.000%, 04/10/12                                     335,000            308,215
                                                                        ----------------
FINANCIALS -- 5.1%
   CIT Group
         5.200%, 11/03/10                                   1,700,000          1,049,197
         5.000%, 02/13/14                                   1,178,000            613,100
   Genworth Global Funding Trust MTN
         5.200%, 10/08/10                                   1,000,000            887,112

                                                        Face Amount/
Description                                                Shares             Value
-----------                                            --------------   ----------------
   Merrill Lynch, Ser MTN (A)
         3.006%, 02/02/09                              $    2,700,000   $      2,245,649
   National City
         5.750%, 02/01/09                                   2,000,000          1,941,962
   Wachovia
         5.300%, 10/15/11                                     498,000            470,077
                                                                        ----------------
                                                                               7,207,097
                                                                        ----------------
INDUSTRIALS -- 0.9%
   Masco
         5.875%, 07/15/12                                   1,435,000          1,340,284
                                                                        ----------------
UTILITIES -- 1.3%
   AEP Texas Central Transition Funding,
      Ser A-1
         4.980%, 01/01/10                                   1,775,791          1,779,581
                                                                        ----------------
Total Corporate Obligations
   (Cost $14,386,179)                                                         12,964,142
                                                                        ----------------
U.S. TREASURY OBLIGATIONS -- 3.5%
   U.S. Treasury Bills
         1.327%, 06/04/09 (D)                               1,000,000            993,285
   U.S. Treasury Inflationary Protection
      Securities
         3.875%, 01/15/09 (C)                               4,015,950          3,967,317
                                                                        ----------------
Total U.S. Treasury Obligations (Cost $4,970,886)                              4,960,602
                                                                        ----------------
COMMERCIAL PAPER (D) -- 3.3%
   Bank of Scotland
         4.011%, 11/10/08                                     500,000            499,786
   Barton Capital
         2.655%, 11/21/08 (B)                                 500,000            499,264
   CRC Funding
         4.012%, 11/04/08 (B)                                 500,000            499,833
   Falcon Asset Securitization
         3.710%, 11/14/08 (B)                                 500,000            499,332
   FCAR Owner Trust
         3.507%, 11/12/08                                     500,000            499,465
   Jupiter Securitization
         2.503%, 11/17/08 (B)                                 500,000            499,444
   Liberty Street Funding
         4.264%, 11/05/08 (B)                                 500,000            499,764
   Ranger Funding
         4.011%, 11/07/08 (B)                                 700,000            699,533
   White Point Funding
         3.755%, 11/03/08                                     500,000            499,896
                                                                        ----------------
Total Commercial Paper (Cost $4,696,032)                                       4,696,317
                                                                        ----------------
CASH EQUIVALENTS * -- 15.2%
   AIM Liquid Asset Money Fund,
         2.804% (E)                                           934,524            934,524
   AIM STIT-Government & Agency
         Portfolio, 1.150%                                  8,305,705          8,305,705
   American Beacon Select Money Market
         Fund, 0.000%                                       2,719,783          2,719,783
   Goldman Sachs Government Fund,
         1.809% (E)                                         3,893,849          3,893,849

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                    FROST LOW DURATION BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

                                                           Shares/
Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   JP Morgan Prime Money Market Fund,
      2.665% (E)                                              623,016   $        623,016
   JP Morgan U.S. Government Money
      Market Fund, 1.697% (E)                               3,893,849          3,893,849
   Merrill Lynch Select Institutional Fund,
      3.101% (E)                                              934,523            934,523
                                                                        ----------------
Total Cash Equivalents (Cost $21,305,249)                                     21,305,249
                                                                        ----------------
REPURCHASE AGREEMENTS (E) -- 13.6%
   Greenwich Capital
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $396,032
      (collateralized by a mortgage obligation, par
      value $524,891, 5.520%, 02/25/37, with a
      total market value $416,931)                     $      396,015            396,015

   HSBC Securities
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $12,460,835
      (collateralized by various corporate
      obligations, ranging in par value
      $1,246- $4,672,619, 0.000%-5.950%,
      02/01/09-12/17/46, with a total market value
      $13,071,029)                                         12,460,316         12,460,316

   Merrill Lynch
      0.400%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $6,230,366
      (collateralized by various corporate
      obligations, ranging in par value
      $9,034- $6,199,007, 4.900%-6.900%,
      10/01/12-12/15/17, with a total market value
      $6,542,228)                                           6,230,158          6,230,158
                                                                        ----------------
Total Repurchase Agreements
      (Cost $19,086,489)                                                      19,086,489
                                                                        ----------------

Total Investments -- 120.9%
   (Cost $173,868,106) +                                                $    169,795,252
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $140,400,855.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

(A) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF OCTOBER 31, 2008. THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE NEXT RESET DATE.
(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
(C) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 WAS $28,863,244.
(D)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(E) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $29,366,250.

CL -- CLASS
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
GTD -- GUARANTEED
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
SER -- SERIES
VA -- VETERAN AFFAIRS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $173,868,106, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,075,524 AND $(5,148,378), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                    FROST TOTAL RETURN BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
MORTGAGE-BACKED SECURITIES -- 48.0%
AGENCY MORTGAGE-BACKED OBLIGATION -- 38.9%
   FHLMC
         6.000%, 05/01/26 to 11/01/47                  $   12,657,606   $     12,597,802
         5.500%, 12/01/37                                   4,572,973          4,462,173
         5.000%, 04/01/21 to 04/01/24                      14,098,081         13,750,578
   FHLMC REMIC, Ser R010, Cl AM
         5.125%, 06/15/18                                   2,346,658          2,343,550
   FHLMC REMIC, Ser R011, Cl AB
         5.500%, 12/15/20                                   2,281,686          2,279,206
   FHLMC REMIC, Ser R015, Cl AN
         3.750%, 02/15/13                                   2,370,266          2,329,767
   FNMA
         6.500%, 03/01/27 to 03/01/37                       6,721,208          6,819,265
         6.000%, 07/01/36                                   2,950,168          2,950,475
         5.500%, 03/01/21 to 12/01/47                      13,424,499         13,075,134
         5.173%, 12/25/08 (A)                               1,915,777          1,923,584
         5.000%, 04/01/19 to 05/01/35                      20,389,877         19,895,642
   GNMA, Cl DA
         5.500%, 01/20/29                                   2,779,336          2,776,228
   GNMA
         6.000%, 12/15/37                                   2,532,162          2,535,045
         5.500%, 08/15/33 to 10/15/36                       4,236,445          4,163,144
                                                                        ----------------
                                                                              91,901,593
                                                                        ----------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 9.1%
   Banc of America Commercial
      Mortgage, Ser 2006-6, Cl A3
         5.369%, 10/10/45                                   2,500,000          2,025,383
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl B
         6.201%, 12/10/08 (A) (B)                             500,000            241,605
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl AJ
         6.201%, 12/10/08 (A)                               1,000,000            554,396
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PW10, Cl AJ
         5.462%, 12/11/08 (A)                               1,000,000            676,496
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A3
         5.209%, 12/11/38                                   2,000,000          1,614,450
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A3
         5.941%, 06/11/50                                   1,000,000            247,775
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl M8
         5.509%, 11/25/08 (A) (C)                           1,000,000             80,200
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl C
         5.724%, 12/15/08 (A)                               1,000,000            545,614
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C1, Cl A3
         5.552%, 12/15/08 (A)                                 800,000            702,442
   Greenwich Capital Commercial
      Funding, Ser 2007-GC9, Cl J
         5.772%, 12/10/08 (A) (B)                           1,000,000            253,459
   GS Mortgage Securities II, Ser 2007-
      GG10, Cl A4
         5.799%, 12/10/08 (A)                               1,000,000            752,155
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2006-CB16,
      Cl B
         5.672%, 12/12/08 (A)                               1,000,000            548,201

Description                                              Face Amount         Value
-----------                                            --------------   ----------------
   JP Morgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl J
         6.062%, 12/15/08 (A) (B)                      $    1,000,000   $        251,446
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A4
         4.954%, 09/15/30                                   2,000,000          1,602,193
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl C
         5.350%, 11/15/08 (A)                               1,100,000            708,160
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C6, Cl D
         6.242%, 11/15/08 (A)                                 650,000            298,660
   Merrill Lynch Mortgage Trust,
      Ser 2007-C1, Cl B
         5.829%, 12/12/08 (A)                                 250,000            116,137
   Morgan Stanley Capital I, Ser 2006-
      HQ9, Cl A3
         5.712%, 07/12/44                                   1,650,000          1,428,195
   Morgan Stanley Capital I, Ser 2006-
      IQ11, Cl A3
         5.736%, 12/15/08 (A)                                 510,000            450,371
   Morgan Stanley Capital I, Ser 2006-T23,
      Cl A3
         5.808%, 12/12/08 (A)                               1,600,000          1,405,660
   Morgan Stanley Capital I, Ser 2007-
      HQ12, Cl B
         5.632%, 12/12/08 (A)                               1,250,000            573,024
   Morgan Stanley Capital I, Ser 2007-
      IQ15, Cl AJ
         5.881%, 12/11/08 (A)                               1,000,000            548,884
   Morgan Stanley Capital I, Ser 2007-
      IQ15, Cl B
         5.881%, 12/11/08 (A) (B)                             750,000            349,665
   Morgan Stanley Capital I, Ser 2007-T25,
      Cl B
         5.614%, 12/12/08 (A) (B)                           1,750,000            817,394
   Morgan Stanley Capital I, Ser 2007-T27,
      Cl B
         5.650%, 12/11/08 (A) (B)                             500,000            226,602
   Morgan Stanley Capital I, Ser 2008-T29,
      Cl A4
         6.458%, 01/11/43                                   1,000,000            775,276
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl B
         5.040%, 03/12/35                                     200,000            174,538
   Wachovia Bank Commercial Mortgage Trust,
         Ser 2006-C27, Cl B
         5.865%, 12/15/08 (A)                               1,000,000            557,354
   Wachovia Bank Commercial Mortgage Trust,
         Ser 2007-C30, Cl J
         5.828%, 12/15/08 (A) (B)                           1,414,000            282,159
   Wachovia Bank Commercial Mortgage Trust,
         Ser 2007-C31, Cl AJ
         5.660%, 12/15/08 (A)                               1,000,000            540,478
   Wachovia Bank Commercial Mortgage Trust,
         Ser 2007-C33, Cl AJ
         5.903%, 12/15/08 (A)                               1,000,000            549,821
   Wells Fargo Mortgage Backed Securities Trust,
         Ser 2006-3, Cl A3
         5.750%, 03/25/36                                   1,741,485          1,485,956
                                                                        ----------------
                                                                              21,384,149
                                                                        ----------------
Total Mortgage-Backed Securities
      (Cost $125,580,255)                                                    113,285,742
                                                                        ----------------

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                    FROST TOTAL RETURN BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
ASSET-BACKED SECURITIES -- 15.8%
AUTOMOTIVE -- 10.7%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                              $    1,000,000   $        906,270
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl D
         5.490%, 04/06/12                                     150,000            116,348
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-BG, Cl A4
         5.210%, 09/06/13                                   4,445,140          3,806,571
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                                     820,183            804,271
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A4A
         5.560%, 06/06/14                                     125,000            109,686
   AmeriCredit Automobile Receivables
      Trust, Ser 2008-AF, Cl A4
         6.960%, 10/14/14                                   2,000,000          1,730,115
   AmeriCredit Prime Automobile
      Receivable, Ser 2007-2M, Cl A4A
         5.350%, 03/08/16                                     543,000            457,751
   Capital Auto Receivables Asset Trust,
      Ser 2007-SN1, Cl D
         6.050%, 01/17/12                                   1,950,000          1,605,742
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         4.570%, 11/17/08 (A)                               1,750,000          1,566,148
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                                   1,000,000            803,684
   Capital One Prime Auto Receivables
      Trust, Ser 2005-1, Cl B
         4.580%, 08/15/12                                     375,000            341,429
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                                   2,200,000          1,952,666
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                                   2,000,000          1,688,308
   Carmax Auto Owner Trust, Ser 2008-1,
      Cl A4A
         4.790%, 02/15/13                                   1,000,000            905,187
   Ford Credit Auto Owner Trust, Cl A4A
         5.470%, 06/15/12                                     427,000            393,151
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
         5.540%, 04/15/15                                   5,595,000          3,505,162
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A4
         4.610%, 11/17/08 (A)                               1,000,000            836,902
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A3
         5.050%, 09/15/11                                     905,594            894,542
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                                   2,150,000          1,871,637
   USAA Auto Owner Trust, Ser 2006-2,
      Cl B
         5.620%, 01/15/13                                   1,140,000            960,880

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Wachovia Auto Loan Owner Trust,
      Ser 2006-1, Cl C
         5.220%, 11/20/12 (B)                          $      187,000   $        158,240
                                                                        ----------------
                                                                              25,414,690
                                                                        ----------------
CREDIT CARDS -- 4.4%
   Bank of America Credit Card Trust,
      Ser 2007-A1, Cl A1
         5.170%, 06/15/19                                   5,000,000          3,673,242
   Cabela's Master Credit Card Trust,
      Ser 2008-1A, Cl B1
         5.240%, 12/16/13 (B)                               1,000,000            872,935
   Capital One Multi-Asset Execution
      Trust, Ser 2003-C4, Cl C4
         6.000%, 08/15/13                                   1,000,000            882,342
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A3, Cl A3
         5.050%, 02/15/16                                   1,000,000            829,130
   Citibank Credit Card Issuance Trust,
      Ser 2005-A9, Cl A9
         5.100%, 11/20/17                                   3,000,000          2,276,229
   Citibank Credit Card Issuance Trust,
      Ser 2007-A6, Cl A6
         4.740%, 01/12/09 (A)                                 675,000            624,696
   Citibank Credit Card Issuance Trust,
      Ser 2008-A1, Cl A1
         5.350%, 02/07/20                                   1,000,000            712,471
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                                     571,000            451,874
                                                                        ----------------
                                                                              10,322,919
                                                                        ----------------
OTHER ASSET-BACKED SECURITIES -- 0.7%
   CIT Equipment Collateral, Ser 2006-
      VT2, Cl D
         5.460%, 04/20/14                                     574,894            551,491
   CNH Equipment Trust, Ser 2008-B,
      Cl A1
         2.917%, 06/12/09                                     213,354            213,543
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         4.810%, 11/17/08 (A)                               1,000,000            829,110
                                                                        ----------------
                                                                               1,594,144
                                                                        ----------------
Total Asset-Backed Securities
      (Cost $42,498,931)                                                      37,331,753
                                                                        ----------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 14.0%
   FHLB
      6.000%, 08/17/16 (D)                                  8,500,000          8,549,938
      5.375%, 05/15/19                                      1,500,000          1,468,230
      5.100%, 04/02/18                                      1,500,000          1,423,729
   FHLMC
      5.815%, 03/17/23 (D)                                  5,000,000          4,854,860
      5.500%, 08/23/17                                      4,000,000          4,069,988
   HUD
      6.980%, 08/01/14                                      2,885,000          2,898,450
   Tennessee Valley Authority
      5.625%, 01/18/11 (D)                                  9,400,000          9,818,779
                                                                        ----------------

Total U.S. Government Agency Obligation
      (Cost $32,843,813)                                                      33,083,974
                                                                        ----------------

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                    FROST TOTAL RETURN BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
CORPORATE OBLIGATIONS -- 11.1%
CONSUMER STAPLES -- 0.4%
   Clorox
         5.000%, 03/01/13                              $    1,000,000   $        916,978
                                                                        ----------------
ENERGY -- 0.7%
   ConocoPhillips
         5.900%, 05/15/38                                   1,000,000            762,458
   Suncor Energy
         6.100%, 06/01/18                                   1,000,000            792,799
                                                                        ----------------
                                                                               1,555,257
                                                                        ----------------
FINANCIALS -- 7.6%
   Capital One Financial MTN
         5.700%, 09/15/11                                   5,000,000          4,400,315
   Citigroup
         5.625%, 08/27/12                                   5,000,000          4,348,855
   Fifth Third Bancorp
         6.250%, 05/01/13                                   1,000,000            867,636
   Genworth Global Funding Trust MTN
         5.200%, 10/08/10                                   2,000,000          1,774,224
   Keycorp MTN
         6.500%, 05/14/13                                   1,000,000            880,419
   Lehman Brothers Holdings MTN(E)
         5.750%, 05/17/13                                   1,000,000            130,000
   Morgan Stanley
         5.300%, 03/01/13                                   3,000,000          2,481,234
   National City Bank
         4.250%, 01/29/10                                   1,000,000            947,256
   SLM MTN(A)
         3.019%, 12/15/08                                   2,500,000          1,790,040
   Sovereign Bancorp
         4.800%, 09/01/10                                     250,000            222,396
                                                                        ----------------
                                                                              17,842,375
                                                                        ----------------
HEALTH CARE -- 1.0%
   Merck
         4.750%, 03/01/15                                   2,600,000          2,390,965
                                                                        ----------------
INFORMATION TECHNOLOGY -- 0.7%
   IBM International Group Capital
         5.050%, 10/22/12                                   1,800,000          1,756,910
                                                                        ----------------
TELECOMMUNICATION SERVICES -- 0.7%
   Verizon Communications
         5.500%, 02/15/18                                   2,000,000          1,678,580
                                                                        ----------------
Total Corporate Obligations
   (Cost $29,282,834)                                                         26,141,065
                                                                        ----------------
MUNICIPAL BONDS -- 3.3%
   Jefferson County, Ser A, GO
      Callable 05/01/09 @ 100
         7.700%, 05/15/16                                   1,575,000          1,590,860
   Richardson, Ser B, GO, FGIC
      Callable 02/15/10 @ 100
         7.700%, 02/15/15                                   1,000,000          1,025,550
   Texas State, Veterans Land Board
      Authority, Ser A, RB, GNMA(F)
      Callable 02/25/10 @ 100
         8.190%, 12/25/32                                      32,000             32,442
   Trinity, River Authority, Huntsville
      Regional Water Project, RB, AMBAC
      Callable 08/01/10 @ 100
         6.500%, 08/01/15                                   2,805,000          2,825,673

                                                        Face Amount/
Description                                                Shares             Value
-----------                                            --------------   ----------------
   Watertown, Ser C, GO
      Callable 09/15/14 @ 100
         5.500%, 09/15/27                              $      500,000   $        455,220
   Wisconsin State, Ser A, RB, FSA
         4.140%, 05/01/13                                   2,000,000          1,876,180
                                                                        ----------------
Total Municipal Bonds
      (Cost $7,951,160)                                                        7,805,925
                                                                        ----------------
U.S. TREASURY OBLIGATION -- 2.8%
   U.S. Treasury Inflationary Protection
      Securities
         3.875%, 01/15/09(D)                                6,694,150          6,613,084
                                                                        ----------------
Total U.S. Treasury Obligation
   (Cost $6,642,414)                                                           6,613,084
                                                                        ----------------
COMMERCIAL PAPER (G) -- 1.9%
   Barton Capital
         2.655%, 11/21/08 (B)                                 500,000            499,264
   CRC Funding
         4.012%, 11/04/08 (B)                                 500,000            499,833
   Falcon Asset Securitization
         3.710%, 11/14/08 (B)                                 500,000            499,332
   FCAR Owner Trust
         3.507%, 11/12/08                                     500,000            499,465
   Jupiter Securitization
         2.503%, 11/17/08 (B)                                 500,000            499,444
   Kitty Hawk Funding
         2.553%, 11/14/08 (B)                                 500,000            499,540
   Liberty Street Funding
         4.264%, 11/05/08 (B)                                 500,000            499,764
   Wal-Mart Funding
         2.504%, 11/18/08 (B)                                 500,000            499,410
   White Point Funding
         3.755%, 11/03/08                                     500,000            499,896
                                                                        ----------------
Total Commercial Paper (Cost $4,495,948)                                       4,495,948
                                                                        ----------------
CASH EQUIVALENTS * -- 7.5%
   AIM Liquid Asset Money Fund,
         2.804% (H)                                           978,380            978,380
   AIM STIT-Government & Agency
         Portfolio, 1.150%                                  5,432,587          5,432,587
   American Beacon Select Money Market
         Fund, 0.000%                                       1,604,426          1,604,426
   Goldman Sachs Government Fund,
         1.809% (H)                                         4,076,583          4,076,583
   JP Morgan Prime Money Market Fund,
         2.665% (H)                                           652,253            652,253
   JP Morgan U.S. Government Money
         Market Fund, 1.697% (H)                            4,076,583          4,076,583

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                    FROST TOTAL RETURN BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

                                                           Shares/
Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Merrill Lynch Select Institutional Fund,
      3.101% (H)                                              978,380   $        978,380
                                                                        ----------------
Total Cash Equivalents (Cost $17,799,192)                                     17,799,192
                                                                        ----------------
REPURCHASE AGREEMENTS -- 8.5%
   Greenwich Capital(H)
      0.500%, dated 10/31/08, to be
      repurchased on 11/03/08, repurchase
      price $414,616 (collateralized by a
      mortgage obligation, par value
      $549,523, 5.520%, 02/25/37, with a
      total market value $436,497)                     $      414,599            414,599

   HSBC Securities(H)
      0.500%, dated 10/31/08, to be
      repurchased on 11/03/08, repurchase
      price $13,045,609 (collateralized by
      various corporate obligations, ranging
      in par value $1,305-$4,891,899,
      0.000%-5.950%, 02/01/09-12/17/46,
      with a total market value $13,684,437)               13,045,065         13,045,065

   Merrill Lynch(H)
      0.400%, dated 10/31/08, to be
      repurchased on 11/03/08, repurchase
      price $6,522,749 (collateralized by
      various corporate obligations, ranging
      in par value $9,458-$6,489,920,
      4.900%-6.900%, 10/01/12-12/15/17,
      with a total market value $6,849,247)                 6,522,532          6,522,532
                                                                        ----------------
Total Repurchase Agreements
      (Cost $19,982,196)                                                      19,982,196
                                                                        ----------------

Total Investments -- 112.9%
   (Cost $287,076,743) +                                                $    266,538,879
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $236,054,879.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.
(A) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF OCTOBER 31, 2008. THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE NEXT RESET DATE.
(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
(C) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $80,200 AND REPRESENTS 0.03% OF NET ASSETS.
(D) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 WAS $30,216,621.
(E)  SECURITY IN DEFAULT ON INTEREST PAYMENTS.
(F)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM GNMA.
(G)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(H) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $30,744,375.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL    -- CLASS
FGIC  -- FEDERAL GUARANTY INSURANCE COMPANY
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA   -- FINANCIAL SECURITY ASSURANCE
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    -- GENERAL OBLIGATION
HUD   -- HOUSING AND URBAN DEVELOPMENT
MTN   -- MEDIUM TERM NOTE
RB    -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $287,076,743, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $784,294 AND $(21,322,158), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                       FROST MUNICIPAL BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

                                                            Face
Description                                                Amount             Value
-----------                                            --------------   ----------------
MUNICIPAL BONDS -- 95.9%
ALABAMA -- 0.8%
   Alabama State, Public School & College
      Authority, Capital Improvement Project, RB
         4.000%, 03/01/11                              $    1,000,000   $      1,021,790
                                                                        ----------------
ALASKA -- 1.6%
   Alaska State, Municipal Bond Bank
      Authority, Ser A, RB, AMBAC
         4.000%, 02/01/12                                   1,000,000          1,020,990
   Anchorage, Ser D, GO, MBIA
      Callable 06/01/15 @ 100
         5.000%, 06/01/18                                   1,000,000          1,018,460
                                                                        ----------------
                                                                               2,039,450
                                                                        ----------------
ARIZONA -- 2.3%
   Pima County, GO, FSA
         4.000%, 07/01/11                                     800,000            820,248
   Scottsdale, GO (A)
      Pre-Refunded @ 100
         5.125%, 07/01/10                                   2,000,000          2,047,080
                                                                        ----------------
                                                                               2,867,328
                                                                        ----------------
CALIFORNIA -- 1.9%
    California State, GO, MBIA
         4.000%, 09/01/15                                   1,000,000            971,470
    San Francisco City & County, Unified
      School District, Proposed A Election 2003,
      Ser C, GO, MBIA
      Callable 06/15/16 @ 100
         4.000%, 06/15/18                                   1,500,000          1,351,245
                                                                        ----------------
                                                                               2,322,715
                                                                        ----------------
COLORADO -- 2.8%
   Adams County School District No. 14, GO, FSA
      Callable 12/01/16 @ 100
         5.125%, 12/01/31                                   1,000,000            976,820
   Denver City & County, Board of Water Commission,
      Ser A, RB, FSA
      Callable 06/01/13 @ 100
         4.750%, 12/01/17                                   1,570,000          1,584,067
   Highlands Ranch, Metropolitan District No. 2, GO,
      FGIC
      Callable 06/15/15 @ 100
         4.100%, 06/15/18                                   1,000,000            934,340
                                                                        ----------------
                                                                               3,495,227
                                                                        ----------------
CONNECTICUT -- 1.0%
   University of Connecticut, Ser A, GO (A)
      Pre-Refunded @ 101
         4.500%, 04/01/15                                   1,200,000          1,262,640
                                                                        ----------------
DELAWARE -- 0.9%
   Delaware State, Ser C, GO
      Callable 07/01/11 @ 100
         4.250%, 07/01/16                                   1,050,000          1,055,712
                                                                        ----------------
DISTRICT OF COLUMBIA -- 1.2%
   District of Columbia, Ser A, GO, FGIC
      Callable 06/01/17 @ 100
         4.750%, 06/01/31                                   1,750,000          1,446,095
                                                                        ----------------

                                                            Face
Description                                                Amount             Value
-----------                                            --------------   ----------------
FLORIDA -- 0.8%
   Florida State, Hurricane Catastrophe Fund, Ser A,
      RB
         5.000%, 07/01/12                              $    1,000,000   $      1,003,250
                                                                        ----------------
GEORGIA -- 1.6%
   De Kalb County, Special Transportation, Parks &
      Greenspace Project, GO
      Callable 12/01/15 @ 100
         5.000%, 12/01/18                                   1,000,000          1,035,480
   Georgia State, Ser D, GO
      Callable 12/01/13 @ 100
         4.000%, 12/01/14                                   1,000,000          1,014,200
                                                                        ----------------
                                                                               2,049,680
                                                                        ----------------
ILLINOIS -- 0.9%
   Illinois State, GO
      5.000%, 01/01/12                                      1,000,000          1,051,730
                                                                        ----------------
INDIANA -- 0.9%
   Fairfield, School Building, RB, FGIC
      Callable 01/15/14 @ 100
         5.000%, 07/15/17                                   1,115,000          1,146,733
                                                                        ----------------
IOWA -- 1.9%
   Cedar Rapids, Ser A, GO
      Callable 06/01/15 @ 100
         4.000%, 06/01/19                                   1,200,000          1,109,868
   Scott County, Public Safety Authority, Unlimited
      Tax Lease Project, RB, MBIA
         4.000%, 06/01/12                                   1,200,000          1,225,224
                                                                        ----------------
                                                                               2,335,092
                                                                        ----------------
KENTUCKY -- 1.6%
   Louisville & Jefferson County, Metropolitan Sewer
      District, Ser A, RB, FGIC
      Callable 12/08/08 @ 101
         5.000%, 05/15/10                                   1,000,000          1,010,690
   Louisville, Waterworks Board, RB, FSA
      Callable 11/15/10 @ 100
         5.000%, 11/15/13                                   1,000,000          1,027,130
                                                                        ----------------
                                                                               2,037,820
                                                                        ----------------
LOUISIANA -- 1.6%
   Louisiana State, Ser A, GO, FGIC
      Callable 05/15/11 @ 100
         4.625%, 05/15/13                                   1,000,000          1,017,520
   St. Tammany, Parishwide School District No. 12,
      GO, MBIA
      Callable 03/01/15 @ 100
         4.000%, 03/01/16                                   1,000,000            974,010
                                                                        ----------------
                                                                               1,991,530
                                                                        ----------------
MARYLAND -- 1.6%
   Annapolis, Public Improvement Project, GO
         4.250%, 04/01/12                                   1,100,000          1,135,167
   Anne Arundel County, Water & Sewer Authority,
      Consolidated Water & Sewer Project, GO
      Callable 04/01/18 @ 100
         4.700%, 04/01/36                                   1,000,000            891,160
                                                                        ----------------
                                                                               2,026,327
                                                                        ----------------

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                       FROST MUNICIPAL BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
MASSACHUSETTS -- 1.7%
   Boston, Ser A, GO, MBIA
      Callable 02/01/13 @ 100
         5.000%, 02/01/16                              $    1,000,000   $      1,031,490
   Massachusetts State, Ser A, GO (A)
      Pre-Refunded @ 100
         5.000%, 08/01/16                                   1,000,000          1,054,440
                                                                        ----------------
                                                                               2,085,930
                                                                        ----------------
MICHIGAN -- 1.8%
   East Lansing, School District, School Building &
      Site Project, GO (A)
      Pre-Refunded @ 100
         5.450%, 05/01/19                                     225,000            235,721
   Howell, Public Schools, School Building & Site
      Project, GO
      Callable 11/01/13 @ 100
         5.000%, 05/01/17                                   1,000,000          1,030,670
   Waterford, School District, GO, MBIA
         4.000%, 05/01/12                                   1,000,000          1,021,890
                                                                        ----------------
                                                                               2,288,281
                                                                        ----------------
MISSISSIPPI -- 0.9%
   Rankin County, Development Bank, Public
      Improvement Project, RB, AMBAC
         3.500%, 07/01/14                                   1,150,000          1,125,125
                                                                        ----------------
NEVADA -- 3.4%
   Clark County, School District, Ser A, GO, FSA
      Callable 06/15/14 @ 100
         4.000%, 06/15/17                                   1,000,000            969,160
   Las Vegas, Sewer Authority, Ser A, GO, FGIC
         4.000%, 04/01/12                                   1,310,000          1,336,305
   Nevada State, Capital Improvement & Cultural
      Affairs Project, Ser A, GO
         5.000%, 03/01/10                                   1,000,000          1,034,000
   Nevada State, Natural Resources Project, Ser B,
      GO
      Callable 03/01/12 @ 100
         5.000%, 03/01/14                                     900,000            931,653
                                                                        ----------------
                                                                               4,271,118
                                                                        ----------------
NEW JERSEY -- 0.4%
   Atlantic County, GO
         3.375%, 01/15/15                                     565,000            541,400
                                                                        ----------------
NEW MEXICO -- 0.2%
   Bernalillo County, Ser A, GO
      Callable 08/01/17 @ 100
         4.000%, 08/01/19                                     300,000            280,533
                                                                        ----------------
NEW YORK -- 4.3%
   New York City, Ser G, GO
         5.000%, 08/01/13                                   1,000,000          1,036,160
   New York City, Ser P, GO, MBIA
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                                   1,000,000          1,002,760
   New York State, Dormitory Authority, Education
      Project, Ser D, RB
         4.000%, 03/15/16                                   1,000,000            986,160
   New York State, Thruway Authority, Ser H, RB,
      MBIA
         4.000%, 01/01/18                                   1,000,000            937,600

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Suffolk County, Public Improvement Project, Ser
      B, GO, MBIA
      Callable 11/01/15 @ 100
         4.375%, 11/01/18                              $    1,400,000   $      1,378,300
                                                                        ----------------
                                                                               5,340,980
                                                                        ----------------
NORTH CAROLINA -- 1.6%
   Mecklenburg County, Public Improvement Project,
      Ser A, GO
      Callable 02/01/13 @ 100
         4.000%, 02/01/14                                   1,000,000          1,014,370
   Wake County, Ser B, GO
         4.500%, 02/01/10                                   1,000,000          1,028,550
                                                                        ----------------
                                                                               2,042,920
                                                                        ----------------
OHIO -- 1.7%
   Ohio State, Common Schools Project, Ser A, GO
         5.000%, 09/15/12                                   2,000,000          2,114,060
                                                                        ----------------
OKLAHOMA -- 4.1%
   Central Oklahoma, Transportation & Parking
      Authority, Parking System Project, RB, AMBAC
      Callable 07/01/13 @ 100
         5.000%, 07/01/16                                   1,035,000          1,063,017
   Oklahoma City, Water Utilities Trust, Ser B, RB
      Callable 07/01/09 @ 100
         4.400%, 07/01/10                                   1,000,000          1,010,940
   Oklahoma State, Ser A, GO, FGIC
         5.000%, 07/15/10                                   2,000,000          2,070,560
   Tulsa County, Independent School District No. 9,
      Combined Purpose Project, GO
         4.000%, 04/01/11                                   1,000,000          1,023,720
                                                                        ----------------
                                                                               5,168,237
                                                                        ----------------
OREGON -- 0.7%
   Oregon State, Ser B, GO
      Callable 08/01/17 @ 100
         4.500%, 08/01/32                                   1,000,000            862,060
                                                                        ----------------
TENNESSEE -- 3.1%
   Montgomery County, GO, FGIC
      Callable 05/01/14 @ 102
         4.750%, 05/01/16                                   2,000,000          2,066,160
   Shelby County, Public Improvement & Schools
      Project, Ser A, GO, FSA
         5.000%, 03/01/11                                   1,675,000          1,756,070
                                                                        ----------------
                                                                               3,822,230
                                                                        ----------------
TEXAS -- 35.6%
   Alvin, Community College District, GO, MBIA
      Callable 02/15/15 @ 100
         4.000%, 02/15/16                                     575,000            560,711
   Austin, Public Improvement Project, GO, FGIC
      Callable 09/01/13 @ 100
         4.250%, 09/01/17                                   1,000,000            997,760
   Austin, Public Improvement Project, Ser 2005,
      GO, MBIA
      Callable 03/01/15 @ 100
         5.000%, 09/01/16                                     500,000            524,810
   Austin, Water & Wastewater Authority, Ser A, RB,
      AMBAC
         5.000%, 11/15/19                                   1,000,000          1,022,120

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                       FROST MUNICIPAL BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Bastrop Independent School District, GO, PSF
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                              $      500,000   $        487,500
   Beaumont, Independent School District, School
      Building Project, GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/33                                     500,000            471,790
   Bexar County, GO (A)
      Pre-Refunded @ 100
         4.500%, 06/15/11                                      25,000             25,447
   Carrollton, Farmers Branch Independent School
      District, GO, PSF
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                                   1,000,000          1,033,630
   City of Hurst Texas, GO
      Callable 08/15/18 @ 100
         5.000%, 08/15/36                                   1,000,000            906,000
   College Station Texas, GO
      Callable 02/15/18 @ 100
         4.000%, 02/15/19                                   1,000,000            921,100
   Cypress-Fairbanks, Independent School District,
      GO, PSF(B)
      Callable 08/15/10 @ 100
         5.000%, 02/15/19                                     750,000            773,183
   Dallas County, GO
         5.000%, 08/15/12                                   1,000,000          1,059,870
   Dallas, Area Rapid Transit, Ser Senior Lien, RB,
      FGIC
      Callable 12/01/12 @ 100
         5.000%, 12/01/14                                   1,000,000          1,046,770
   Dallas, GO
      Callable 02/15/13 @ 100
           4.500%, 02/15/16                                 1,000,000          1,014,320
   Denton, GO, AMBAC
         4.500%, 02/15/13                                     805,000            833,449
   El Paso, Water & Sewer Authority, RB, MBIA
         5.000%, 03/01/11                                   1,000,000          1,044,500
   Forney Independent School District, GO, PSF
      Callable 08/15/17 @ 100
         5.000%, 08/15/38                                   1,000,000            915,900
   Fort Bend, GO, MBIA
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                                     500,000            433,845
   Fort Worth, Water & Sewer Authority, RB
      Callable 02/15/10 @ 100
         5.000%, 02/15/11                                   1,000,000          1,023,580
   Frisco, Independent School District, School
      Building Project, Ser A, GO, PSF
      Callable 08/15/17 @ 100
         5.000%, 08/15/27                                     500,000            488,650
   Galveston, Criminal Justice Authority, Ser A, GO,
      AMBAC (A)
      Pre-Refunded @ 100
         5.250%, 02/01/16                                   1,000,000          1,074,860
   Grand Prairie Independent School District, Ser A,
      GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/32                                   1,000,000            948,540

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Hidalgo County, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.150%, 08/15/11                              $    2,070,000   $      2,140,939
   Irving, Independent School District, School
      Building Project, GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/28                                     500,000            489,665
   La Vernia, Higher Education Finance Authority,
      Southwest Winners Foundation, Ser A, RB, ACA
      Callable 02/15/15 @ 100
         5.000%, 02/15/31                                     250,000            162,780
   Lewisville, Independent School District, GO, PSF
      Callable 08/15/09 @ 100
         5.500%, 08/15/11                                      30,000             30,578
   Lower Colorado, River Authority, RB, AMBAC
      Callable 05/15/11 @ 100
         5.000%, 05/15/17                                   1,000,000          1,012,520
   Lubbock, GO, MBIA
      Callable 02/15/14 @ 100
         5.000%, 02/15/16                                   1,000,000          1,039,860
   Lubbock, Waterworks Authority, Waterworks System
      Surplus Project, GO, FSA
         5.000%, 02/15/13                                   1,000,000          1,058,250
   Mansfield, Waterworks & Sewer Authority, GO, MBIA
      Callable 02/15/12 @ 100
      4.300%, 02/15/19                                        125,000            118,416
   North Texas, Tollway Authority, RB Callable
      01/01/18 @ 100
         5.750%, 01/01/33                                   1,000,000            863,290
   Nueces County, GO, AMBAC
      Callable 02/15/14 @ 100
         5.000%, 02/15/15                                   1,000,000          1,045,640
   Pharr San Juan Alamo Independent School District
      Texas, GO, PSF
      Callable 02/01/18 @ 100
         5.000%, 02/01/33                                   1,000,000            937,220
   Plano, GO
         5.000%, 09/01/10                                   1,505,000          1,568,270
   Plano, Independent School District, GO, PSF
      Callable 08/15/10 @ 100
         4.875%, 02/15/11                                   1,000,000          1,031,480
   Plano, Refunding & Improvement Project, GO
      Callable 09/01/15 @ 100
         4.100%, 09/01/19                                   1,000,000            926,070
   Pleasant Grove Independent School District, GO,
      PSF
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                                   1,000,000            975,000
   Red River, Educational Finance Authority,
      Hockaday School Project, RB
      Callable 05/15/15 @ 100
         4.000%, 05/15/16                                   1,000,000            940,690
   Round Rock, Independent School District, School
      Building Project, GO
      Callable 08/01/18 @ 100
         5.000%, 08/01/28                                   1,000,000            961,110

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                       FROST MUNICIPAL BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Royal, Independent School District, School
      Building Project, GO, PSF
      Callable 02/15/17 @ 100
         4.500%, 02/15/28                              $      400,000   $        348,400
   San Antonio, Electric & Gas Authority, RB
      Callable 02/01/15 @ 100
         5.000%, 02/01/18                                   1,000,000          1,023,040
   San Antonio, Ser Sub, RB, FSA
      Callable 08/15/13 @ 100
         4.500%, 08/15/24                                   1,000,000            878,020
   San Marcos, Tax & Toll Authority, GO, FSA
      Callable 08/15/17 @ 100
         5.125%, 08/15/28                                     500,000            488,120
   Spring Branch Independent School District, GO,
      PSF
      Callable 02/01/17 @ 100
         5.250%, 02/01/38                                   1,000,000            958,160
   Spring, Independent School District, GO, PSF
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                                   1,000,000          1,026,500
   Spring, Independent School District, Schoolhouse
      Project, GO, FGIC
      Callable 08/15/14 @ 100
         4.000%, 08/15/15                                   1,400,000          1,363,768
   Waller, Independent School District, School
      Building Project, GO, PSF
      Callable 02/15/18 @ 100
         5.500%, 02/15/33                                   1,000,000          1,009,310
   Webster, Economic Development Sales Tax
      Authority, Refunding & Improvement Project,
      RB, FSA
         4.125%, 09/15/13                                   1,075,000          1,100,402
   West Harris County, Regional Water Authority, RB,
      AMBAC
         4.500%, 12/15/13                                   1,315,000          1,362,301
   Wylie Texas, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/28                                   1,000,000            914,020
   Ysleta, Independent School District, School
      Building Project, GO, PSF
         5.000%, 08/15/14                                   1,000,000          1,062,740
                                                                        ----------------
                                                                              44,444,894
                                                                        ----------------
UTAH -- 5.0%
   Jordan, School District, Ser A, GO
      Callable 12/15/13 @ 100
         4.000%, 06/15/16                                   1,000,000            992,190
   Salt Lake City, School District, GO
      Callable 03/01/15 @ 100
         4.000%, 03/01/17                                   1,000,000            976,450
   Utah State, Building Ownership Authority, State
      Facilities Master Lease Program, Ser A, RB
      Callable 05/15/14 @ 100
         5.000%, 05/15/18                                   1,000,000          1,019,310
   Utah State, Ser B, GO (A)
      Pre-Refunded @ 100
         4.500%, 07/01/13                                   2,000,000          2,038,960
   Washington County, School District, GO
         4.000%, 03/01/14                                   1,225,000          1,247,307
                                                                        ----------------
                                                                               6,274,217
                                                                        ----------------

                                                         Face Amount/
Description                                                Shares             Value
-----------                                            --------------   ----------------
VERMONT -- 0.8%
   Vermont State, Ser A, GO
      Callable 08/01/12 @ 100
         4.250%, 08/01/16                              $    1,000,000   $      1,006,480
                                                                        ----------------
VIRGINIA -- 2.2%
   Alexandria, Ser B, GO
         4.000%, 06/15/14                                   1,000,000          1,021,660
   Fairfax County, GO
      Callable 06/01/10 @ 101
         4.125%, 06/01/12                                     355,000            363,037
   Fairfax County, GO (A)
      Pre-Refunded @ 101
         4.125%, 06/01/12                                   1,270,000          1,321,232
                                                                        ----------------
                                                                               2,705,929
                                                                        ----------------
WASHINGTON -- 3.3%
   King County, Renton School District No. 403, GO,
      FSA
      Callable 12/01/13 @ 100
         4.125%, 12/01/16                                   1,000,000          1,002,020
   King County, Sewer Authority, Ser B, RB, MBIA
      Callable 01/01/14 @ 100
         5.000%, 01/01/15                                   1,090,000          1,134,091
   Washington State, Ser R-03-A, GO, MBIA
      Callable 01/01/12 @ 100
         4.500%, 01/01/13                                   1,000,000          1,022,680
   Washington State, Ser R-C, GO, MBIA
      Callable 01/01/14 @ 100
         4.500%, 01/01/17                                   1,000,000          1,001,770
                                                                        ----------------
                                                                               4,160,561
                                                                        ----------------
WISCONSIN -- 1.7%
   Wisconsin State, Ser 2, GO, MBIA
      Callable 05/01/14 @ 100
         5.000%, 05/01/17                                   1,000,000          1,032,420
   Wisconsin State, Ser B, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.000%, 05/01/16                                   1,000,000          1,056,240
                                                                        ----------------
                                                                               2,088,660
                                                                        ----------------
Total Municipal Bonds
   (Cost $121,798,027)                                                       119,776,734
                                                                        ----------------
CASH EQUIVALENT (C) -- 3.0%

   AIM Tax Free Income Fund, 1.700%                         3,717,182          3,717,182
                                                                        ----------------
Total Cash Equivalent
   (Cost $3,717,182)                                                           3,717,182
                                                                        ----------------
Total Investments -- 98.9%
   (Cost $125,515,209) +                                                $    123,493,916
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $124,920,811.

(A)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON OCTOBER 31, 2008. THE DEMAND AND INTEREST RATE RESET FEATURE GIVES THIS SECURITY A SHORTER EFFECTIVE MATURITY DATE.
(C)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                       FROST MUNICIPAL BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

ACA -- AMERICAN CAPITAL ACCESS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATION
PSF -- PUBLIC SCHOOL FUND
RB -- REVENUE BOND
SER -- SERIES

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $125,515,209, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,024,857 AND $(3,046,150), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                              FROST LOW DURATION
                                                             MUNICIPAL BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
MUNICIPAL BONDS -- 92.4%
ALABAMA -- 1.7%
   Jefferson County, Capital Improvement &
      Refunding Project, Ser A, GO, MBIA
         5.000%, 04/01/10                              $      955,000   $        928,776
                                                                        ----------------
ALASKA -- 1.9%
   Juneau City & Borough, Ser A, GO, FSA
         4.000%, 06/01/12                                   1,000,000          1,018,320
                                                                        ----------------
ARIZONA -- 3.0%
   Arizona State Board of Regents, Ser B, RB
         4.000%, 06/01/09                                     500,000            506,230
   Maricopa County, School District No. 69-
      Paradise Valley, Ser D, GO, FGIC
         7.625%, 07/01/10                                   1,000,000          1,076,960
                                                                        ----------------
                                                                               1,583,190
                                                                        ----------------
ARKANSAS -- 2.0%
   Arkansas State, GO
      Callable 08/01/12 @ 100
         5.000%, 08/01/13                                   1,000,000          1,050,660
                                                                        ----------------
DELAWARE -- 1.1%
   Delaware State, Ser A, GO
         4.500%, 08/01/09                                     575,000            587,489
                                                                        ----------------
FLORIDA -- 0.6%
   Florida State, Hurricane Catastrophe
      Authority, Ser A, RB
         4.000%, 07/01/10                                     325,000            326,645
                                                                        ----------------
GEORGIA -- 1.0%
   Georgia State, Ser D, GO
         4.000%, 08/01/12                                     500,000            513,440
                                                                        ----------------
HAWAII -- 0.6%
   Honolulu City & County, Water Authority,
      Ser B, RB, MBIA
         4.000%, 07/01/12                                     305,000            312,073
                                                                        ----------------
ILLINOIS -- 0.2%
   Cook County, School District No. 85, GO, MBIA
      Callable 12/08/08 @ 100
         4.800%, 12/01/11                                     125,000            125,165
                                                                        ----------------
INDIANA -- 0.2%
   Mount Vernon of Posey County, RB, AMBAC
         4.000%, 01/15/13                                     100,000            101,735
                                                                        ----------------
IOWA -- 2.7%
   Des Moines, Ser D, GO
         3.250%, 06/01/13                                     500,000            493,545
   Linn-Mar Community School District, RB
         5.000%, 07/01/09                                     950,000            970,520
                                                                        ----------------
                                                                               1,464,065
                                                                        ----------------
MAINE -- 0.8%
   Maine State, GO
         5.000%, 06/15/09                                     430,000            438,501
                                                                        ----------------

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
MARYLAND -- 1.0%
   Frederick County, GO
         3.750%, 06/01/13                              $      500,000   $        505,230
                                                                        ----------------
MASSACHUSETTS -- 2.7%
   Nantucket Regional Transit Authority, RB
         3.500%, 06/26/09                                     950,000            956,479
   Westford, GO, AMBAC
         3.000%, 06/01/09                                     500,000            503,455
                                                                        ----------------
                                                                               1,459,934
                                                                        ----------------
MICHIGAN -- 1.9%
   Michigan Municipal Bond Authority, Ser A, RB
         5.250%, 12/01/08                                   1,000,000          1,002,270
                                                                        ----------------
MISSISSIPPI -- 1.9%
   Mississippi State Lease Revenue Certificate of
      Participation, Ser B, COP
         3.000%, 10/15/09                                   1,000,000          1,011,460
                                                                        ----------------
NEW MEXICO -- 0.4%
   New Mexico State, Finance Authority, Sub Lien
      Public Project, Ser C, RB, MBIA
         4.250%, 06/15/09                                     125,000            126,797
         4.250%, 06/15/10                                      75,000             76,736
                                                                        ----------------
                                                                                 203,533
                                                                        ----------------
NEW YORK -- 0.6%
   New York State, Tollway Authority, Ser H,
      RB, MBIA
         4.000%, 01/01/11                                     300,000            306,585
                                                                        ----------------
NORTH CAROLINA -- 4.5%
   Concord, Ser B, RB, FSA (A)
         4.250%, 12/01/08                                   1,000,000          1,000,000
   Mecklenburg County, Ser B, GO (A)
      Callable 12/01/08 @ 100
         2.800%, 12/01/08                                     500,000            500,000
   Union County, Ser A, GO (A)
      Callable 11/05/08 @ 100
         2.800%, 03/01/09                                     900,000            900,000
                                                                        ----------------
                                                                               2,400,000
                                                                        ----------------
OHIO -- 2.2%
   Ohio State, Highway Capital Improvements
      Authority, Ser H, GO
      Callable 05/01/12 @ 102
         5.000%, 05/01/13                                   1,000,000          1,057,970
   Ohio State, Major New State Infrastructure
      Project, RB
         5.000%, 06/15/10                                     100,000            103,599
                                                                        ----------------
                                                                               1,161,569
                                                                        ----------------
OKLAHOMA -- 1.9%
   Tulsa County, Independent School District, GO
         3.500%, 06/01/13                                   1,000,000            995,800
                                                                        ----------------
OREGON -- 0.5%
   Oregon State, Department of Administrative
      Services, Ser B, COP, FSA
         4.000%, 11/01/12                                     250,000            255,925
                                                                        ----------------

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                              FROST LOW DURATION
                                                             MUNICIPAL BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
PENNSYLVANIA -- 1.9%
   Commonwealth of Pennsylvania, GO
         5.000%, 07/01/09                              $    1,000,000   $      1,021,530
                                                                        ----------------
RHODE ISLAND -- 1.9%
   Rhode Island State & Providence Plantations,
      Ser C, GO, MBIA
         5.250%, 11/01/08                                   1,000,000          1,000,000
                                                                        ----------------
SOUTH CAROLINA -- 1.6%
   Darlington County, School District, GO, FSA
         3.250%, 03/01/10                                     500,000            502,435
   Piedmont, Municipal Power Agency, South Carolina
      Electric, Ser Sub B-1, RB, MBIA (A)
      Callable 11/05/08 @ 100
         9.000%, 12/01/08                                     300,000            300,000
   South Carolina State, Transportation
      Infrastructure Bank, Ser B, RB, AMBAC
         5.250%, 10/01/10                                      25,000             26,171
                                                                        ----------------
                                                                                 828,606
                                                                        ----------------
TEXAS -- 44.3%
   Alief, Independent School District, GO, PSF-GTD
      Callable 12/08/08 @ 100
         5.000%, 02/15/09                                   1,000,000          1,000,710
   Angleton Independent School District, GO, PSF-GTD
         3.750%, 02/15/14                                     900,000            897,831
   Arlington, GO
         3.500%, 08/15/13                                     500,000            497,155
   Bexar County Hospital District, GO
         3.250%, 02/15/11                                     420,000            420,168
   Brownsville, Independent School District, School
      Building Project, GO, PSF
         5.000%, 02/15/11                                     150,000            156,652
   Brownsville, Public Improvement & Refunding
      Project, GO, FSA
         4.000%, 02/15/15                                     500,000            501,630
   Cleburne, GO, FSA
         4.000%, 02/15/13                                     500,000            509,435
   College Station, Independent School District,
      School Building Project, GO, PSF-GTD
         4.250%, 08/15/11                                     800,000            825,136
   Cypress-Fairbanks, Independent School District,
      Schoolhouse Project, GO, PSF(B)
      Pre-Refunded @ 100
         6.750%, 02/15/10                                     300,000            317,367
   Eagle Pass Independent School District,
      Ser A, GO, PSF-GTD
         3.500%, 08/15/09                                     350,000            355,113
   El Paso, Water & Sewer Authority, Refunding &
      Improvement Project, RB, AMBAC
         5.000%, 03/01/11                                   1,000,000          1,044,500
   Franklin, Independent School District, School
      Building Project, GO, XLCA
         5.000%, 02/15/09                                   1,000,000          1,006,600
   Grand Prairie, Refunding & Improvement Project,
      GO, XLCA
         4.125%, 02/15/12                                     250,000            255,100

Description                                              Face Amount          Value
-----------                                            --------------   ----------------
   Greenville Texas, RB
         4.000%, 02/15/14                              $      420,000   $        411,869
   Harris County Cultural Education Facilities
      Finance, Ser D, RB
         4.000%, 11/15/13                                   1,000,000            953,700
   Houston, Independent School District, GO
         3.600%, 07/15/12                                     250,000            251,800
   Houston, Utility Systems, RB (A)(C)
      Callable 11/05/08 @ 100
         3.500%, 12/01/08                                   1,000,000          1,000,000
   Irving, Hospital Authority, Baylor Medical
      Center, RB
         5.000%, 07/01/09                                     500,000            509,970
   Irving, Independent School District, School
      Building Project, GO, PSF-GTD
         5.000%, 02/15/12                                     350,000            367,990
   Katy Independent School District, Ser C, GO,
      PSF-GTD
         3.300%, 02/15/15                                     325,000            309,810
   Katy, Independent School District, School
      Building Project, Ser D, GO, PSF-GTD
         4.250%, 02/15/10                                      75,000             76,848
   La Joya Independent School District, GO, PSF-GTD
         3.250%, 02/15/13                                     560,000            551,443
   Laredo Community College District, GO, AMBAC
         4.375%, 08/01/10                                     100,000            102,446
   Leander, Independent School District, School
      Building Project, GO, PSF-GTD
         4.000%, 08/15/11                                     250,000            256,202
   Lubbock, Wastewater Systems Authority, GO, FSA
         3.250%, 02/15/12                                     265,000            264,338
   Mabank, Independent School District, GO, PSF-GTD
         3.500%, 08/15/09                                     180,000            182,027
   McKinney, GO
         3.500%, 08/15/13                                     930,000            924,708
   Mesquite, Independent School District, School
      Building Project, Ser A, GO, PSF-GTD (A)
      Callable 02/01/09 @ 100
         1.800%, 02/01/09                                     180,000            180,000
   Mission Consolidated Independent School District,
      GO, PSF-GTD
         3.250%, 02/15/13                                   1,010,000            994,567
   Montgomery County, GO, FSA
         5.000%, 03/01/10                                   1,000,000          1,033,610
   Northwest, Independent School District, GO,
      PSF-GTD (A)
         3.250%, 02/15/31                                     385,000            385,000
   Pharr San Juan Alamo Independent School District
      Texas, GO, PSF-GTD
         4.000%, 02/01/14                                     500,000            504,925
   Polk County, GO, FSA
         4.000%, 08/15/12                                     200,000            204,426
   Port of Port Arthur Navigation District,
      Ser A, GO
         4.000%, 03/01/13                                   1,000,000            996,810
   Richardson, Independent School District,
      GO, PSF-GTD
         4.000%, 02/15/09                                   1,000,000          1,006,320

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                              FROST LOW DURATION
                                                             MUNICIPAL BOND FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

                                                        Face Amount/
Description                                                Shares             Value
-----------                                            --------------   ----------------
   San Antonio, Electric & Gas Authority, Ser A, RB
         5.000%, 02/01/11                              $      100,000   $        104,251
   San Antonio, General Improvement Project,
      Ser 2006, GO, FGIC
         5.250%, 08/01/10                                      25,000             25,971
   San Antonio, Independent School District, GO,
      PSF-GTD
         3.000%, 08/15/09                                   1,045,000          1,056,244
   Spring, Independent School District, GO, PSF-GTD
         5.875%, 08/15/11                                      25,000             26,811
   Tarrant County, Refunding & Improvement Project,
      GO
         4.000%, 07/15/09                                   1,000,000          1,016,490
   Texas A&M University, Ser B, RB
         5.000%, 05/15/09                                   1,000,000          1,016,360
   Victoria, Independent School District, GO, PSF
         4.000%, 02/15/10                                     500,000            510,755
   Waco, Independent School District, GO, PSF-GTD
         4.000%, 08/15/13                                     500,000            509,345
                                                                        ----------------
                                                                              23,522,433
                                                                        ----------------
UTAH -- 1.9%
   Salt Lake City, School District, GO, School
      Building Guaranty
         3.000%, 03/01/10                                   1,000,000          1,009,570
                                                                        ----------------
VIRGINIA -- 1.9%
   Alexandria, Ser A, GO
         3.500%, 07/15/13                                     500,000            502,565
   Norfolk, GO, MBIA
         5.000%, 06/01/09                                     500,000            507,910
                                                                        ----------------
                                                                               1,010,475
                                                                        ----------------
WASHINGTON -- 1.9%
   Washington State, Motor Vehicle Fuel Tax Project,
      GO, MBIA
         4.500%, 01/01/10                                   1,000,000          1,026,070
                                                                        ----------------
WISCONSIN -- 3.6%
   Wisconsin State, Ser 2, GO, MBIA
         5.000%, 05/01/10                                   1,000,000          1,034,380
   Wisconsin State, Transportation Authority,
      Ser 1, RB, AMBAC
         5.500%, 07/01/11                                     835,000            888,089
                                                                        ----------------
                                                                               1,922,469
                                                                        ----------------
Total Municipal Bonds
   (Cost $49,261,280)                                                         49,093,518
                                                                        ----------------
CASH EQUIVALENT (D) -- 5.5%
   AIM Tax Free Income Fund, 1.700%                         2,901,155          2,901,155
                                                                        ----------------
Total Cash Equivalent
   (Cost $2,901,155)                                                           2,901,155
                                                                        ----------------
Total Investments -- 97.9%
   (Cost $52,162,435) +                                                 $     51,994,673
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $53,086,961.

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON OCTOBER 31, 2008. THE DEMAND AND INTEREST RATE RESET FEATURE GIVES THIS SECURITY A SHORTER EFFECTIVE MATURITY DATE.
(B)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR BANK.
(D)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
GTD -- GUARANTEED
MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATION
PSF -- PUBLIC SCHOOL FUND
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL ASSURANCE

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $52,162,435, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $212,252 AND $(380,014), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                          FROST KEMPNER TREASURY
                                                                 AND INCOME FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

                                                        Face Amount/
Description                                                Shares             Value
-----------                                            --------------   ----------------
U.S. TREASURY OBLIGATIONS -- 61.9%
   U.S. Treasury Bond
         8.125%, 08/15/19                              $      256,000   $        330,220
         7.500%, 11/15/16 (A)                                 256,000            310,400
         7.250%, 05/15/16 (A)                                 197,000            235,508
         7.125%, 02/15/23 (A)                                 243,000            299,138
         6.250%, 08/15/23 (A)                                 376,000            430,461
         6.000%, 02/15/26 (A)                                 284,000            323,737
         5.250%, 11/15/28                                     316,000            336,047
   U.S. Treasury Inflationary Protection
            Securities
         4.250%, 01/15/10                                     736,206            729,249
         3.875%, 01/15/09 (A)                                 757,937            748,759
         3.625%, 04/15/28 (A)                               1,919,289          1,980,615
         3.500%, 01/15/11                                     709,155            692,645
         2.500%, 07/15/16                                     717,549            660,649
         2.375%, 04/15/11 to 01/15/25 (A)                   1,884,412          1,712,548
         2.000%, 07/15/14 (A)                                 779,230            712,509
         1.875%, 07/15/13                                     534,746            500,239
         1.750%, 01/15/28 (A)                                 577,640            451,552
         1.625%, 01/15/15                                     636,058            556,750
         1.375%, 07/15/18 (A)                               1,132,537            968,496
   U.S. Treasury Note
         5.000%, 08/15/11 (A)                                 382,000            417,663
         4.750%, 11/15/08 to 03/31/11                         480,000            501,976
         4.500%, 02/15/16 (A)                                 278,000            293,181
         4.000%, 02/15/14 (A)                                 173,000            183,110
                                                                        ----------------
Total U.S. Treasury Obligations (Cost $14,252,415)                            13,375,452
                                                                        ----------------
CASH EQUIVALENTS * -- 50.7%
   AIM Liquid Asset Money Fund,
         2.804% (B)                                           255,603            255,603
   BlackRock Liquidity Funds Treasury
         Trust Fund Portfolio, 0.640%                       8,147,852          8,147,852
   Goldman Sachs Government Fund,
         1.809% (B)                                         1,065,012          1,065,012
   JP Morgan Prime Money Market Fund,
         2.665% (B)                                           170,402            170,402
   JP Morgan U.S. Government Money
         Market Fund, 1.697% (B)                            1,065,012          1,065,012
   Merrill Lynch Select Institutional Fund,
         3.101% (B)                                           255,603            255,603
                                                                        ----------------
Total Cash Equivalents (Cost $10,959,484)                                     10,959,484
                                                                        ----------------
REPURCHASE AGREEMENTS (B) -- 24.2%
   Greenwich Capital
      0.500%, dated 10/31/08, to be
      repurchased on 11/03/08, repurchase price
      $108,320 (collateralized by a mortgage
      obligation, par value $143,564, 5.520%,
      02/25/37, with a total market value $114,035)           108,315            108,315

Description                                              Face Amount         Value
-----------                                            --------------   ----------------
   HSBC Securities
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $3,408,181
      (collateralized by various corporate
      obligations, ranging in par value
      $341-$1,278,015, 0.000%-5.950%,
      02/01/09-12/17/46, with a total market value
      $3,575,076)                                      $    3,408,039   $      3,408,039

   Merrill Lynch
      0.400%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $1,704,077
      (collateralized by various corporate
      obligations, ranging in par value
      $2,471-$1,695,500, 4.900%-6.900%,
      10/01/12-12/15/17, with a total market value
      $1,789,374)                                           1,704,020          1,704,020
                                                                        ----------------
Total Repurchase Agreements
      (Cost $5,220,374)                                                        5,220,374
                                                                        ----------------

Total Investments -- 136.8%
   (Cost $30,432,273)+                                                  $     29,555,310
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $21,609,032.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 WAS $7,789,388.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $8,032,006.

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $30,432,273, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $237,910 AND $(1,114,873), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                FROST LKCM MULTI-CAP EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                                Shares             Value
-----------                                            --------------   ----------------
COMMON STOCK -- 95.8%
CONSUMER DISCRETIONARY -- 12.5%
   Foot Locker                                                 20,000   $        292,400
   Home Depot                                                  15,000            353,850
   Jarden* (A)                                                 12,500            222,500
   Kohl's*                                                      8,500            298,605
   PetSmart (A)                                                 7,500            147,675
   Time Warner                                                 17,500            176,575
   Whirlpool                                                    3,500            163,275
                                                                        ----------------
                                                                               1,654,880
                                                                        ----------------
CONSUMER STAPLES -- 11.9%
   Avon Products                                               13,800            342,654
   Coca-Cola                                                    4,000            176,240
   Colgate-Palmolive                                            5,000            313,800
   CVS Caremark                                                10,000            306,500
   PepsiCo                                                      2,500            142,525
   Procter & Gamble                                             4,500            290,430
                                                                        ----------------
                                                                               1,572,149
                                                                        ----------------
ENERGY -- 10.6%
   Devon Energy                                                 3,000            242,580
   Exxon Mobil                                                  4,000            296,480
   Nabors Industries*                                           7,000            100,660
   Peabody Energy                                               5,000            172,550
   Range Resources                                              5,000            211,100
   Schlumberger                                                 2,500            129,125
   XTO Energy                                                   7,000            251,650
                                                                        ----------------
                                                                               1,404,145
                                                                        ----------------
FINANCIALS -- 13.4%
   Bank of New York Mellon                                     12,500            407,500
   JPMorgan Chase                                              10,000            412,500
   Lazard, Cl A                                                11,000            331,870
   US Bancorp                                                   6,500            193,765
   Wells Fargo                                                 12,500            425,625
                                                                        ----------------
                                                                               1,771,260
                                                                        ----------------
HEALTH CARE -- 18.6%
   Abbott Laboratories                                          8,000            441,200
   Charles River Laboratories International*                    5,000            179,150
   Dentsply International                                       8,000            243,040
   Gilead Sciences*                                             7,500            343,875
   Haemonetics*                                                 5,000            295,300
   Medtronic                                                    7,500            302,475
   Schering-Plough                                             22,500            326,025
   Thermo Fisher Scientific* (A)                                8,200            332,920
                                                                        ----------------
                                                                               2,463,985
                                                                        ----------------
INDUSTRIALS -- 7.2%
   Baldor Electric (A)                                         10,000            175,600
   Chicago Bridge & Iron                                        8,000             99,120
   General Electric                                             8,000            156,080
   Masco                                                       22,500            228,375
   United Technologies                                          5,500            302,280
                                                                        ----------------
                                                                                 961,455
                                                                        ----------------
INFORMATION TECHNOLOGY -- 13.4%
   Brocade Communications Systems*                             25,000             94,250
   Cisco Systems*                                               5,000             88,850
   Citrix Systems*                                             18,500            476,745
   EMC*                                                        35,000            412,300
   International Business Machines                              4,000            371,880
   Microsoft                                                    8,000            178,640
   Nuance Communications*                                      17,500            160,125
                                                                        ----------------
                                                                               1,782,790
                                                                        ----------------

                                                           Shares/
Description                                              Face Amount          Value
-----------                                            --------------   ----------------
MATERIALS -- 4.5%
   Celanese, Cl A                                               7,000   $         97,020
   EI Du Pont de Nemours                                        6,600            211,200
   Hercules                                                    17,515            294,427
                                                                        ----------------
                                                                                 602,647
                                                                        ----------------
TELECOMMUNICATION SERVICES -- 2.8%
   AT&T                                                        14,000            374,780
                                                                        ----------------
UTILITIES -- 0.9%
   Allegheny Energy                                             4,000            120,600
                                                                        ----------------
Total Common Stock (Cost $14,152,673)                                         12,708,691
                                                                        ----------------
CASH EQUIVALENTS ** -- 4.9%
   AIM Liquid Asset Money Fund,
      2.804% (B)                                               18,631             18,631
   AIM STIT-Government & Agency
      Portfolio, 1.150%                                       232,235            232,235
   American Beacon Select Money Market
      Fund, 0.000%                                            214,630            214,630
   Goldman Sachs Government Fund,
      1.809% (B)                                               77,630             77,630
   JP Morgan Prime Money Market Fund,
      2.665% (B)                                               12,421             12,421
   JP Morgan U.S. Government Money
      Market Fund, 1.697% (B)                                  77,631             77,631
   Merrill Lynch Select Institutional Fund,
      3.101% (B)                                               18,631             18,631
                                                                        ----------------
Total Cash Equivalents (Cost $651,809)                                           651,809
                                                                        ----------------
REPURCHASE AGREEMENTS (B) -- 2.9%
   Greenwich Capital
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $7,895
      (collateralized by a mortgage obligation, par
      value $10,465, 5.520%, 02/25/37, with a total
      market value $8,312)                             $        7,895              7,895

   HSBC Securities
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $248,428
      (collateralized by various corporate
      obligations, ranging in par value $25-$93,157,
      0.000%-5.950%, 02/01/09-12/17/46, with a
      total market value $260,593)                            248,418            248,418

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                                FROST LKCM MULTI-CAP EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount         Value
-----------                                            --------------   ----------------
   Merrill Lynch
      0.400%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $124,213
      (collateralized by various corporate
      obligations, ranging in par value
      $180-$123,588, 4.900%-6.900%,
      10/01/12-12/15/17, with a total market value
      $130,430)                                        $      124,209   $        124,209
                                                                        ----------------
Total Repurchase Agreements
      (Cost $380,522)                                                            380,522
                                                                        ----------------

Total Investments -- 103.6%
   (Cost $15,185,004)+                                                  $     13,741,022
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $13,266,325.

*    NON-INCOME PRODUCING SECURITY.
**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 WAS $564,856.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $585,466.

CL -- CLASS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $15,185,004, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,266,909 AND $(2,710,891), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                            FROST LKCM SMALL-MID CAP EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                                Shares             Value
-----------                                            --------------   ----------------
COMMON STOCK -- 97.9%
CONSUMER DISCRETIONARY -- 18.7%
   DeVry                                                        5,850   $        331,637
   Family Dollar Stores (A)                                    12,100            325,611
   Foot Locker                                                 20,650            301,903
   ITT Educational Services*                                    4,300            376,895
   LKQ*                                                        14,850            169,884
   Morningstar* (A)                                             4,900            183,456
   Phillips-Van Heusen                                          7,000            171,570
   Under Armour, Cl A* (A)                                      9,000            234,000
                                                                        ----------------
                                                                               2,094,956
                                                                        ----------------
CONSUMER STAPLES -- 4.6%
   McCormick (A)                                                8,150            274,329
   Pepsi Bottling Group                                        10,500            242,760
                                                                        ----------------
                                                                                 517,089
                                                                        ----------------
ENERGY -- 9.0%
   Atwood Oceanics*                                             6,100            167,628
   Cabot Oil & Gas                                              6,400            179,648
   Core Laboratories                                            2,400            176,880
   EXCO Resources*                                             21,100            193,909
   Range Resources                                              6,850            289,207
                                                                        ----------------
                                                                               1,007,272
                                                                        ----------------
FINANCIALS -- 11.0%
   First Horizon National                                       9,950            118,505
   HCC Insurance Holdings                                       8,050            177,583
   Lazard, Cl A                                                 7,400            223,258
   Potlatch++                                                   6,850            227,489
   Prosperity Bancshares (A)                                    9,650            320,476
   Zions Bancorporation (A)                                     4,550            173,400
                                                                        ----------------
                                                                               1,240,711
                                                                        ----------------
HEALTH CARE -- 12.1%
   Charles River Laboratories International*                    5,500            197,065
   Covance*                                                     4,550            227,500
   Dentsply International                                       9,000            273,420
   Haemonetics*                                                 5,050            298,253
   Parexel International*                                       9,250             96,200
   Techne                                                       3,850            265,727
                                                                        ----------------
                                                                               1,358,165
                                                                        ----------------
INDUSTRIALS -- 16.6%
   Ametek                                                       7,500            249,375
   Bucyrus International, Cl A                                  5,900            142,367
   Clarcor                                                      9,150            323,818
   Copart*                                                      7,900            275,710
   Hexcel* (A)                                                 12,700            167,640
   Kansas City Southern*                                        6,500            200,655
   Landstar System                                              6,450            248,906
   Republic Services, Cl A                                     10,950            259,515
                                                                        ----------------
                                                                               1,867,986
                                                                        ----------------
INFORMATION TECHNOLOGY -- 18.0%
   Brocade Communications Systems*                             44,100            166,257
   F5 Networks*                                                 8,950            222,139
   Harris (A)                                                   5,750            206,713
   Itron*                                                       3,050            147,864
   Mantech International, Cl A*                                 5,550            299,367
   National Instruments                                         8,600            218,440
   Nuance Communications*                                      23,450            214,567
   Rofin-Sinar Technologies*                                    6,850            152,686
   TIBCO Software*                                             33,650            173,298
   Trimble Navigation*                                         10,500            215,985
                                                                        ----------------
                                                                               2,017,316
                                                                        ----------------

                                                           Shares/
Description                                              Face Amount          Value
-----------                                            --------------   ----------------
MATERIALS -- 7.9%
   Airgas                                                       5,450   $        209,062
   Aptargroup                                                   7,800            236,496
   FMC                                                          5,300            230,762
   Sonoco Products                                              8,600            216,548
                                                                        ----------------
                                                                                 892,868
                                                                        ----------------
Total Common Stock (Cost $15,317,174)                                         10,996,363
                                                                        ----------------
CASH EQUIVALENTS ** -- 10.8%
   AIM Liquid Asset Money Fund,
         2.804% (B)                                            32,654             32,654
   AIM STIT-Government & Agency
         Portfolio, 1.150%                                    234,397            234,397
   American Beacon Select Money Market
         Fund, 0.000%                                         614,332            614,332
   Goldman Sachs Government Fund,
         1.809% (B)                                           136,056            136,056
   JP Morgan Prime Money Market Fund,
         2.665% (B)                                            21,769             21,769
   JP Morgan U.S. Government Money
         Market Fund, 1.697% (B)                              136,057            136,057
   Merrill Lynch Select Institutional Fund,
         3.101% (B)                                            32,653             32,653
                                                                        ----------------
Total Cash Equivalents (Cost $1,207,918)                                       1,207,918
                                                                        ----------------
REPURCHASE AGREEMENTS (B) -- 5.9%
   Greenwich Capital
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $13,838
      (collateralized by a mortgage obligation, par
      value $18,340, 5.520%, 02/25/37, with a total
      market value $14,568)                            $       13,837             13,837

   HSBC Securities
      0.500%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $435,398
      (collateralized by various corporate
      obligations, ranging in par value
      $44-$163,268, 0.000%-5.950%,
      02/01/09-12/17/46, with a total market value
      $456,719)                                               435,380            435,380

THE ADVISORS' INNER CIRCLE FUND II
SCHEDULE OF INVESTMENTS

                                            FROST LKCM SMALL-MID CAP EQUITY FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

Description                                              Face Amount         Value
-----------                                            --------------   ----------------
   Merrill Lynch
      0.400%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $217,697
      (collateralized by various corporate
      obligations, ranging in par value
      $316-$216,602, 4.900%-6.900%,
      10/01/12-12/15/17, with a total market value
      $228,594)                                        $      217,690   $        217,690
                                                                        ----------------
Total Repurchase Agreements
      (Cost $666,907)                                                            666,907
                                                                        ----------------

Total Investments -- 114.6%
   (Cost $17,191,999) +                                                 $     12,871,188
                                                                        ================

     PERCENTAGES ARE BASED ON NET ASSETS OF $11,229,016.

*    NON-INCOME PRODUCING SECURITY.
**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.
++   REAL ESTATE INVESTMENT TRUST
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2008 WAS $993,786.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $1,026,096.

CL -- CLASS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $17,191,999, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $169,197 AND $(4,490,008), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENT.

FIA-QH-001-0200

FROST FAS 157

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on April 25, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at October 31, 2008:

INVESTMENTS IN SECURITIES                           LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
-------------------------                        ------------   ------------   -------   ------------
Frost Core Growth Equity Fund                    $205,435,334   $         --   $    --   $205,435,334
Frost Dividend Value Equity Fund                  155,481,806             --        --    155,481,806
Frost Strategic Balanced Fund                      23,962,438             --        --     23,962,438
Frost Kempner Multi-Cap Deep Value Equity Fund    150,619,561             --        --    150,619,561
Frost Hoover Small Mid-Cap Equity Fund             93,012,444             --        --     93,012,444
Frost International Equity Fund                   156,500,361             --        --    156,500,361
Frost Low Duration Bond Fund                       40,391,738    129,403,514        --    169,795,252
Frost Total Return Bond Fund                       43,160,877    223,297,802    80,200    266,538,879
Frost Municipal Bond Fund                           3,717,182    119,776,734        --    123,493,916
Frost Low Duration Municipal Bond Fund              2,901,155     49,093,518        --     51,994,673
Frost Kempner Treasury and Income Fund             29,555,310             --        --     29,555,310
Frost LKCM Multi-Cap Equity Fund                   13,741,022             --        --     13,741,022
Frost LKCM Small Mid-Cap Equity Fund               12,871,188             --        --     12,871,188

OTHER FINANCIAL INSTRUMENTS*        LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
----------------------------      ----------   -------   -------   ----------
Frost International Equity Fund   $5,685,341     $--       $--     $5,685,341

* OTHER FINANCIAL INSTRUMENTS ARE FORWARD CURRENCY CONTRACTS NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                    INVESTMENTS IN
TOTAL RETURN BOND FUND                SECURITIES
----------------------              --------------
BALANCE AS OF 7/31/08                   $86,680
Change in unrealized
   appreciation/(depreciation)           (6,480)
Net purchase/(sales)                         --
Net transfers in/and or out of
   Level 3                                   --
                                        -------
BALANCE AS OF 10/31/08                  $80,200
                                        =======

                                    INVESTMENTS IN
LOW DURATION MUNICIPAL BOND FUND      SECURITIES
--------------------------------    --------------
BALANCE AS OF 7/31/08                $ 1,225,000
Change in unrealized
   appreciation/(depreciation)                --
Net purchase/(sales)                  (1,225,000)
Net transfers in/and or out of
   Level 3                                    --
                                     -----------
BALANCE AS OF 10/31/08               $        --
                                     ===========

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   The Advisors' Inner Circle Fund II


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


By (Signature and Title)       /s/ Michael Lawson
                               --------------------------
                               Michael Lawson
                               Treasurer, Controller and Chief Financial Officer
Date:    December 22, 2008